IDS State
Tax-Exempt
Funds


Tax-exempt funds from the following states:
California
Massachusetts
Michigan
Minnesota
New York
Ohio

Twice the tax relief

Many people who want to reduce their tax burden favor municipal bonds because the interest they pay is generally free from federal tax. If you want to reduce state tax, too, you can invest in municipal bonds in the state you reside. Investments in municipal bonds are one of the best tax-advantaged investments still available to individuals. What's more, the money you invest is typically used by municipalities to fund projects such as schools and highways. So, with this investment, the benefits reach well beyond your pocketbook.

Contents
From the president                  3
From the portfolio manager          3
Ten largest holdings                6
Financial statements               12
Notes to financial statements      19
Investments in securities          38
Board members and officers         67
IDS mutual funds                   68

         To our shareholders

William R. Pearce
President of the Funds
(picture of) William Pearce

From the president
If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines - whether they're brief or long-lasting, moderate or substantial - are always a possibility. That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

William R. Pearce

Paul B. Hylle
Portfolio manager
(picture of) Paul Hylle

From the portfolio manager

Volatility continued to pervade the bond market during the past six months, reflecting investors' shifting outlooks regarding inflation. Fortunately, however, the upturns overpowered the downturns, resulting in a productive period for the IDS State Tax-Exempt Funds.

When the period began last summer, the bond market was still licking the wounds it received during the first three months of 1996, when a rise in long-term interest rates, largely induced by what later proved to be an unfounded fear of higher inflation, drove bond prices sharply lower.

A fall rally

By fall, though, the investment environment had improved, thanks to reports of moderate economic growth and stable inflation. On that news, long-term interest rates started coming back down, driving bond prices higher in the process. The rally lasted through November, before renewed inflation fears sent the market into a mild retreat during the final weeks of 1996.

The Funds' municipal bond holdings, like all fixed-income investments, benefited substantially from the rally. Keeping a negligible amount of cash reserves in the portfolio also worked to the Funds' advantage during that time. Still, negative net cash flow into the municipal bond market, a condition that has persisted for the past three years, limited the capital appreciation the Funds enjoyed.

The supply situation, on the other hand, remained mostly favorable as the number of bonds "called away" by issuers (taken out of the market because issuers paid off the principal ahead of the bonds' maturity dates) exceeded the number of new bonds coming to market. In fact, there are fewer municipal bonds outstanding today than three years ago. The flip side of the call situation, which has been in effect for the past few years, is that it continued to erode the Funds' dividend slightly. This results from the fact that newly issued bonds don't pay as much interest as the older bonds being called away. Measured against comparable municipal bond funds, however, the dividends provided by these Funds have held up better than most. This has been achieved by means of a "barbell"
approach to credit quality, which is an emphasis on high-grade bonds complemented by middle-grade issues.

State updates

In California, the passage of proposition 218, which limits communities' financial flexibility regarding raising taxes, led to slight quality downgrades of some municipal bonds. Bond performance was tempered a bit in Michigan, which experienced an above-average supply of bonds, and New York, where the potential for an over-supply generated by the sale of Long Island Lighting hung over the market. On a general note, the passage of federal welfare reform in 1996 may ultimately complicate states' financial situations, but the effect, if any, on the overall municipal bond market won't be known for some time.

Looking toward the second half of the fiscal year, while some fluctuation in bond prices is inevitable, I think conditions may allow for less-dramatic swings in the months ahead. As always, the main bond-market catalyst will be the outlook for inflation, which, given the probability of ongoing moderate economic growth, should increase only modestly in 1997. If that forecast proves to be reasonably accurate, long-term interest rates would seem unlikely to experience a substantial, sustained rise. In any event, I will update you on the Funds' progress after the fiscal year ends in June.


Paul B. Hylle

California
Class A

6-month performance
(All figures per share)

Net asset value (NAV)
-----------------------------
Dec. 31, 1996           $5.25
-----------------------------
June 30, 1996           $5.15
-----------------------------
Increase                $0.10
-----------------------------

Distributions
July 1, 1996 - Dec. 31, 1996
-----------------------------
From income             $0.14
-----------------------------
From capital gains      $0.01
-----------------------------
Total distributions     $0.15
-----------------------------
Total return*           +4.9%**
-----------------------------

Class B

6-month performance
(All figures per share)

Net asset value (NAV)
----------------------------
Dec. 31, 1996          $5.25
----------------------------
June 30, 1996          $5.15
----------------------------
Increase               $0.10
----------------------------

Distributions
July 1, 1996 - Dec. 31, 1996
----------------------------
From income            $0.12
----------------------------
From capital gains     $0.01
----------------------------
Total distributions    $0.13
----------------------------
Total return*          +4.5%**
----------------------------

*The prospectus discusses the
 effect of sales charges, if
 any, on the various classes.

**The total return is a hypothetical
  investment in the Fund with all
  distributions reinvested.

Massachusetts
Class A

6-month performance
(All figures per share)

Net asset value (NAV)
----------------------------
Dec. 31, 1996          $5.41
----------------------------
June 30, 1996          $5.30
----------------------------
Increase               $0.11
----------------------------

Distributions
July 1, 1996 - Dec. 31, 1996
----------------------------
From income            $0.14
----------------------------
From capital gains     $  --
----------------------------
Total distributions    $0.14
----------------------------
Total return*          +4.8%**
------------------------------


Class B

6-month performance
(All figures per share)

Net asset value (NAV)
----------------------------
Dec. 31, 1996          $5.41
----------------------------
June 30, 1996          $5.30
----------------------------
Increase               $0.11
----------------------------

Distributions
July 1, 1996 - Dec. 31, 1996
----------------------------
From income            $0.12
----------------------------
From capital gains     $  --
----------------------------
Total distributions    $0.12
----------------------------
Total return*          +4.4%**
----------------------------



  *The prospectus discusses the
   effect of sales charge, if
   any, on the various classes.

 **The total return is a hypothetical
   investment in the Fund with all
   distributions reinvested.

Michigan
Class A
6-month performance
(All figures per share)

Net asset value (NAV)
----------------------------
Dec. 31, 1996          $5.46
----------------------------
June 30, 1996          $5.36
----------------------------
Increase               $0.10
----------------------------
Distributions
July 1, 1996 - Dec. 31, 1996
----------------------------
From income            $0.14
----------------------------
From capital gains     $  --
----------------------------
Total distributions    $0.14
----------------------------
Total return*          +4.5%**
----------------------------
Class B
6-month performance
(All figures per share)

Net asset value (NAV)
----------------------------
Dec. 31,  1996         $5.46
----------------------------
June 30,  1996         $5.36
----------------------------
Increase               $0.10
----------------------------
Distributions
July 1, 1996 - Dec. 31, 1996
----------------------------
From income            $0.12
----------------------------
From capital gains     $  --
----------------------------
Total distributions    $0.12
----------------------------
Total return*          +4.1%**
----------------------------
 *The prospectus discusses the effect
  of sales charges, if any, on the
  the various classes.
**The total return is a hypothetical
  investment in the Fund with all
  distributions reinvested.

Minnesota
Class A

6-month performance
(All figures per share)

Net asset value (NAV)
----------------------------
Dec. 31, 1996          $5.29
----------------------------
June 30, 1996          $5.20
----------------------------
Increase               $0.09
----------------------------

Distributions
July 1, 1996 - Dec. 31, 1996
----------------------------
From income            $0.15
----------------------------
From capital gains     $  --
----------------------------
Total distributions    $0.15
----------------------------
Total return*          +4.8%**
----------------------------

Class B
6-month performance
(All figures per share)

Net asset value (NAV)
----------------------------
Dec. 31, 1996          $5.29
----------------------------
June 30, 1996          $5.20
----------------------------
Increase               $0.09
----------------------------

Distributions
July 1, 1996 - Dec. 31, 1996
----------------------------
From income            $0.13
----------------------------
From capital gains     $  --
----------------------------
Total distributions    $0.13
----------------------------
Total return*          +4.4%**
----------------------------


 *The prospectus discusses the effect
   of sales charges, if any, on the
   various classes.

**The total return is a hypothetical
   investment in the Fund with all
   distributions reinvested.

New York
Class A

6-month performance
(All figures per share)

Net asset value (NAV)
----------------------------
Dec. 31, 1996          $5.15
----------------------------
June 30, 1996          $5.06
----------------------------
Increase               $0.09
----------------------------

Distributions
July 1, 1996 - Dec. 31, 1996
----------------------------
From income            $0.14
----------------------------
From capital gains     $  --
----------------------------
Total distributions    $0.14
----------------------------
Total return*          +4.5%**
----------------------------


Class B

6-month performance
(All figures per share)

Net asset value (NAV)
----------------------------
Dec. 31, 1996          $5.15
----------------------------
June 30, 1996          $5.06
----------------------------
Increase               $0.09
----------------------------

Distributions
July 1, 1996- Dec. 31, 1996
----------------------------
From income            $0.12
----------------------------
From capital gains     $  --
----------------------------
Total distributions    $0.12
-----------------------------
Total return*          +4.1%**
-------------------------------

*The prospectus discusses the
 effect of sales charges, if
 any, on the various classes.

**The total return is a hypothetical
  investment in the Fund with all
  distributions reinvested.

Ohio
Class A
6-month performance
(All figures per share)

Net asset value (NAV)
----------------------------
Dec. 31, 1996          $5.39
----------------------------
June 30, 1996          $5.28
----------------------------
Increase               $0.11
----------------------------

Distributions
July 1, 1996 - Dec. 31, 1996
----------------------------
From income            $0.14
----------------------------
From capital gains     $  --
----------------------------
Total distributions    $0.14
----------------------------
Total return*          +4.7%**
----------------------------

Class B
6-month performance
(All figures per share)

Net asset value (NAV)
----------------------------
Dec. 31, 1996          $5.39
----------------------------
June 30, 1996          $5.28
----------------------------
Increase               $0.11
----------------------------

Distributions
July 1, 1996 - Dec. 31, 1996
----------------------------
From income            $0.12
----------------------------
From capital gains     $  --
----------------------------
Total distributions    $0.12
----------------------------
Total return*          +4.4%**
----------------------------

 *The prospectus discusses the effect
   of sales charges, if any, on the
   various classes.

**The total return is a hypothetical
   investment in the Fund with all
   distributions reinvested.

The Fund's ten largest holdings
IDS California Tax-Exempt Fund

(pie chart) The ten holdings listed here make up 26.80% of the Fund's net assets
--------------------------------------------------------------------------------
                                                Percent                   Value
                                  (of Fund's net assets)  (as of Dec. 31, 1996)
--------------------------------------------------------------------------------

Anaheim Public Finance Authority Revenue Bonds
2nd Series Electric Utilities San Juan
5.75% 2022                                        4.59%             $11,156,721

Sacramento Municipal Utility District Series R
6.00% 2015-2017                                   3.09                7,501,020

Long Beach Harbor Revenue Bonds Series 1989A A.M.T.
7.25% 2019                                        3.04                7,390,390

Los Angeles Department of Water & Power Electric Plant
Revenue Bonds Series 1990
7.125% 2030                                       2.95                7,156,955

Statewide Community Development Authority Revenue
Certificate of Participation St. Joseph Health System Group
6.50% 2015                                        2.43                5,902,765

Los Angeles Convention & Exhibition Center
Pre-Refunded Certificate of Participation Series 1989A
7.00% 2020                                        2.24                5,435,900

University of Southern California Educational Facilities Authority
Pre-Refunded Revenue Bonds Series 1989B
6.75% 2015                                        2.22                5,397,650

Statewide Community Development Authority Health Facilities
Revenue Bonds Unihealth America Series 1993A Inverse Floater
7.519% 2011                                       2.18                5,300,000

San Diego Regional Transportation Commission Sales Tax
Pre-Refunded Revenue Bonds Limited Tax Series 1989A
6.25% 2008                                        2.17                5,274,156

Rancho Mirage Joint Powers Finance Authority Certificate of Participation Eisenhower Memorial Hospital
7.00% 2022                                        1.89                4,601,135

Note: Certain of the Fund's investment income may be subject to the Alternative Minimum Tax (A.M.T.).

The Fund's ten largest holdings
IDS Massachusetts Tax-Exempt Fund

The ten holdings listed here make up 26.98% of the Fund's net assets
--------------------------------------------------------------------------------

                                                Percent                   Value
                                (of  Fund's net  assets) (as  of Dec. 31, 1996)
--------------------------------------------------------------------------------

Boston City Hospital Refunding Revenue Bonds
Series B
5.75% 2023                                        3.84%              $2,901,450

Health & Educational Facilities Authority
Revenue Bonds Suffolk University Series B
6.35% 2022                                        3.48                2,627,035

Health & Educational Facilities Authority
Revenue Bonds Cape Cod Health System Series A
5.25% 2021                                        3.09                2,329,250

Health & Educational Facilities Authority
Revenue Bonds Boston College Series J
6.625% 2021                                       2.88                2,174,220

Industrial Finance Agency Pollution Control
Refunding Revenue Bonds Eastern Edison Series 1993
5.875% 2008                                       2.60                1,961,580

Health & Educational Facilities Authority
Revenue Bonds Charlton Memorial Series 1991B
7.25% 2013                                        2.51                1,892,223

Industrial Finance Agency Resource Recovery
Revenue Bonds SEMASS Series 1991A
9.00% 2015                                        2.21                1,671,120

Bay Transportation Authority General Transportation System
Refunding Bonds Series 1992B
6.20% 2016                                        2.16                1,627,020

Municipal Wholesale Electric Power Supply System
Refunding Revenue Bonds Series B
4.75% 2011                                        2.13                1,605,258

Municipal Wholesale Electric Power Supply System
Pre-Refunded Revenue Bonds Series 1992B
6.75% 2017                                        2.08                1,566,822


Note: Certain of the Fund's investment income may be subject to the Alternative Minimum Tax (A.M.T.).

The Fund's ten largest holdings
IDS Michigan Tax-Exempt Fund

(pie chart) The ten holdings listed here make up 24.20% of the Fund's net assets
--------------------------------------------------------------------------------

                                                Percent                   Value
                                 (of Fund's net assets)    (as of Dec. 31, 1996)
--------------------------------------------------------------------------------
Romulus Township School District Unlimited Tax
General Obligation Refunding Bonds
5.75% 2022                                        3.07%              $2,512,925

State Building Authority Refunding Revenue Bonds
Series 1991I
6.25% 2020                                        2.78                2,277,990

State Hospital Finance Authority Hospital Pre-Refunded Revenue Bonds
McLaren Obligated Group Series 1991A
7.50% 2021                                        2.44                2,000,233

Detroit Sewer Disposal Revenue Bonds
5.70% 2023                                        2.40                1,967,780

Monroe County Pollution Control Revenue Bonds
Detroit Edison Fermi 2 Plants Series CC A.M.T.
7.50% 2019                                        2.36                1,932,420

Grand Ledge Public Schools Unlimited Tax General Obligation
Refunding Bonds Counties of Eaton, Clinton & Ionia Series 1995
5.375% 2024                                       2.35                1,926,400

State Strategic Fund Limited Tax Obligation
Refunding Revenue Bonds Ford Motor Series 1991A
7.10% 2006                                        2.31                1,890,669

Willow Run Community Schools Unlimited General Obligation Refunding
Bonds Series 1996
5.00% 2016                                        2.29                1,872,680

Battle Creek Water Supply System
Pre-Refunded Revenue Bonds Series 1990B
6.375% 2008-2010                                  2.12                1,733,234

Mason Public Schools Unlimited Tax General Obligation Bonds
County of Ingham School Building & Site Bonds Series 1995
5.40% 2021                                        2.08                1,704,314


Note: Certain of the Fund's investment income may be subject to the Alternative Minimum Tax (A.M.T).

The Fund's ten largest holdings
IDS Minnesota Tax-Exempt Fund

(pie chart) The ten holdings listed here make up 21.42% of the Fund's net assets
--------------------------------------------------------------------------------
                                                Percent                   Value
                                 (of Fund's net assets)    (as of Dec. 31, 1996)
--------------------------------------------------------------------------------
Minneapolis & St. Paul Housing & Redevelopment Authority
Health Care System Revenue Bonds
Healthspan Series 1993
4.75% 2018                                        2.93%             $11,861,370

St. Paul & Minneapolis Housing & Redevelopment Authority
Health Care Facility Revenue Bonds
Group Health Plan Series 1992
6.75% 2013                                        2.81               11,395,755

State General Obligation Various Purpose
Pre-Refunded Bonds Series 1991
6.70% 2011                                        2.16                8,742,640

State General Obligation Various Purpose
Pre-Refunded Bonds Series 1990
7.00% 2009                                        2.11                8,543,862

Anoka County General Obligation Capital Improvement
Revenue Bonds Series 1989B
7.00% 2007-2010                                   2.05                8,329,374

State University Board of Regents
General Obligation Bonds Series 1996A
5.50% 2021                                        1.94                7,862,640

Hennepin County Lease Revenue
Certificate of Participation Series 1991
6.80% 2017                                        1.94                7,856,390

Western Minnesota Municipal Power Agency
Supply Refunding Revenue Bonds Series 1987A
7.00% 2013                                        1.84                7,446,000

St. Paul Housing & Redevelopment Authority Sales Tax
Revenue Bonds Civic Center
5.55% 2023                                        1.83                7,400,475

Edina Multi-family Housing Revenue Bonds
Walker Assisted Living Series 1991
9.00% 2031                                        1.81                7,352,044

Note: Certain of the Fund's investment income may be subject to the Alternative Minimum Tax (A.M.T.).

The Fund's ten largest holdings
IDS New York Tax-Exempt Fund

(pie chart) The ten holdings listed here make up 34.31% of the Fund's net assets
--------------------------------------------------------------------------------
                                                Percent                   Value
                                 (of Fund's net assets)    (as of Dec. 31, 1996)
--------------------------------------------------------------------------------

State Energy Research & Development Authority
Electric Facility Revenue Bonds Consolidated Edison
Series 1990A A.M.T.
7.50% 2025                                        4.51%              $5,343,050

State Urban Development Correction Facility
Pre-Refunded Revenue Bonds Series 1
7.50% 2020                                        4.21                4,991,265

United Nations Development Senior Lien
Refunding Revenue Bonds Series 1992A
6.00% 2026                                        3.83                4,535,730

State Local Government Assistance Pre-Refunded Bonds
Series 1991A
7.00% 2016                                        3.77                4,470,240

State Mortgage Agency Homeowner Mortgage Revenue Bonds
Series TT
7.50% 2015                                        3.60                4,266,760

Battery Park City Authority
Senior Refunding Revenue Bonds Series 1993A
5.25% 2017                                        3.13                3,712,800

State Dormitory Authority City University System
Pre-Refunded Revenue Bonds
8.125% 2017                                       2.99                3,545,112

Triborough Bridge & Tunnel Authority
General Purpose Pre-Refunded Revenue Bonds Series S
7.00% 2021                                        2.80                3,324,540

State Environmental Facility State Water & Pollution Control
Revolving Fund Revenue Bonds New York City
Municipal Water Finance Authority Series 1990A
7.50% 2012                                        2.79                3,305,430

State Mortgage Agency Homeowner Mortgage Revenue Bonds
Series 27
6.90% 2015                                        2.68                3,181,770

Note: Certain of the Fund's investment income may be subject to the Alternative Minimum Tax (A.M.T.).

The Fund's ten largest holdings
IDS Ohio Tax-Exempt Fund

(pie chart)The ten holdings listed here make up 26.39% of the Funds's net assets
--------------------------------------------------------------------------------
                                                Percent                   Value
                                 (of Fund's net assets)    (as of Dec. 31, 1996)
--------------------------------------------------------------------------------

Lakota Local School District Unlimited Tax Improvement
General Obligation Bonds
6.25% 2014                                        2.99%              $2,134,980


State Air Quality Development Authority
Refunding Revenue Bonds Series 1994 A.M.T.
6.375% 2029                                       2.98                2,130,500


Erie County Hospital Improvement Refunding Revenue Bonds
Firelands Community Hospital Series 1992
6.75% 2015                                        2.96                2,113,920


Lorain County Hospital Facilities Refunding Revenue Bonds
EMH Regional Medical Center
Series 1995
5.375% 2021                                       2.71                1,939,860


State Municipal Electric Generation Agency Joint Venture #5
Revenue Bonds
5.375% 2024                                       2.68                1,918,640


State Valley School District School Improvement
Unlimited Tax General Obligation Bonds
Counties of Adams & Highland Series 1995
5.25% 2021                                        2.67                1,914,220


Butler County Hospital Facility Improvement
Refunding Revenue Bonds
7.50% 2010                                        2.62                1,874,442


Franklin County Convention Facilities Authority
Tax & Lease Revenue Anticipation
Pre-Refunded Bonds
7.00% 2019                                        2.34                1,671,615


North Olmstead County
Limited General Obligation Bonds
Series 1996
5.00% 2016-2021                                   2.24                1,598,792


State Housing Finance Agency Mortgage Revenue Bonds
Aristrocrat South Board & Care Series 1991A
7.30% 2031                                        2.20                1,569,915


Note: Certain of the Fund's investment income may be subject to the Alternative Minimum Tax (A.M.T.).

Financial statements

Statements of assets and liabilities
IDS California Tax-Exempt Trust
IDS Special Tax-Exempt Series Trust
Dec. 31, 1996  (Unaudited)
----------------------------------------------------------------------------------------------------------

Assets
----------------------------------------------------------------------------------------------------------

                                                             California    Massachusetts          Michigan
                                                             Tax-Exempt       Tax-Exempt        Tax-Exempt
                                                                   Fund             Fund              Fund
----------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)
   (identified cost $219,816,196, $69,382,326
   and $74,581,261)                                        $239,704,961      $73,969,570       $80,651,428
Cash in bank on demand deposit                                       --           15,919            24,186
Accrued interest receivable                                   4,517,101        1,578,749         1,332,185
----------------------------------------------------------------------------------------------------------
Total assets                                                244,222,062       75,564,238        82,007,799
----------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------
Disbursements in excess of cash on demand deposit               918,530               --                --
Dividends payable to shareholders                               172,337           53,404            57,965
Payable for investment securities purchased                      36,000           10,125            12,438
Accrued investment management services fee                        3,137              970             1,053
Accrued distribution fee                                            166              140                63
Accrued service fee                                               1,168              361               392
Accrued transfer agency fee                                         210              100                95
Accrued administrative services fee                                 267               83                89
Other accrued expenses                                          102,666           42,804            40,968
----------------------------------------------------------------------------------------------------------
Total liabilities                                             1,234,481          107,987           113,063
----------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                $242,987,581      $75,456,251       $81,894,736
----------------------------------------------------------------------------------------------------------

Represented by
----------------------------------------------------------------------------------------------------------
Shares of beneficial interest -- $.01 par value,
   unlimited number of shares authorized                       $462,907         $139,506      $    150,038
Additional paid-in-capital                                  230,024,406       72,014,595        77,161,549
Excess of distributions over net investment income             (123,793)              --            (8,339)
Accumulated net realized loss (Notes 1 and 6)                (7,298,860)      (1,294,656)       (1,489,147)
Unrealized appreciation (Note 5)                             19,922,921        4,596,806         6,080,635
----------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable
  to outstanding shares                                    $242,987,581      $75,456,251       $81,894,736
----------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares:
                      Class A                              $234,902,194      $68,628,996       $78,817,975
                      Class B                                $8,085,387       $6,827,255      $  3,076,761
Outstanding shares of beneficial interest:
                      Class A shares                         44,750,011       12,688,245        14,440,084
                      Class B shares                          1,540,659        1,262,330           563,686
Net asset value per share:
                      Class A                              $       5.25      $      5.41      $       5.46
                      Class B                              $       5.25      $      5.41      $       5.46

See accompanying notes to financial statements.




Statements of assets and liabilities
IDS California Tax-Exempt Trust
IDS Special Tax-Exempt Series Trust
Dec. 31, 1996 (Unaudited)
----------------------------------------------------------------------------------------------------------

Assets
----------------------------------------------------------------------------------------------------------
                                                              Minnesota         New York              Ohio
                                                             Tax-Exempt       Tax-Exempt        Tax-Exempt
                                                                   Fund             Fund              Fund
----------------------------------------------------------------------------------------------------------
Investments in securities, at value (N,ote 1)
   (identified cost $381,356,749, $108,357,131
   and $65,791,862)                                        $405,409,640     $116,433,107       $70,584,764
Accrued interest receivable                                   8,400,999        2,399,515         1,027,431
Receivable for investment securities sold                       270,000               --                --
----------------------------------------------------------------------------------------------------------
Total assets                                                414,080,639      118,832,622        71,612,195
----------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------
Disbursements in excess of cash on demand deposit               509,675           76,059            40,844
Dividends payable to shareholders                               315,565           87,972            51,985
Payable for investment securities purchased                   7,913,237           70,875            10,125
Accrued investment management services fee                        5,112            1,526               921
Accrued distribution fee                                            401              126                59
Accrued service fee                                               1,943              568               343
Accrued transfer agency fee                                         499              154                90
Accrued administrative services fee                                 423              130                78
Other accrued expenses                                           86,084           30,390            16,656
----------------------------------------------------------------------------------------------------------
Total liabilities                                             8,832,939          267,800           121,101
----------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                $405,247,700     $118,564,822       $71,491,094
----------------------------------------------------------------------------------------------------------

Represented by
----------------------------------------------------------------------------------------------------------
Shares of beneficial interest -- $.01 par value,
   unlimited number of shares authorized                   $    766,006     $    230,406       $   132,724
Additional paid-in-capital                                  390,678,374      113,863,975        68,396,159
Excess of distributions over net investment income               (5,705)          (1,147)           (7,624)
Accumulated net realized loss (Notes 1 and 6)               (10,298,053)      (3,682,420)       (1,832,629)
Unrealized appreciation (Note 5)                             24,107,078        8,154,008         4,802,464
----------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable
  to outstanding shares                                    $405,247,700     $118,564,822       $71,491,094
----------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares:
                      Class A                              $385,690,744     $112,418,285       $68,636,389
                      Class B                              $ 19,556,956     $  6,146,537       $ 2,854,705
Outstanding shares of beneficial interest:
                      Class A shares                         72,903,687       21,846,198        12,742,435
                      Class B shares                          3,696,873        1,194,397           529,971
Net asset value per share:
                      Class A                              $       5.29     $       5.15       $      5.39
                      Class B                              $       5.29     $       5.15       $      5.39
See accompanying notes to financial statements.




Financial statements

Statements of operations
IDS California Tax-Exempt Trust
IDS Special Tax-Exempt Series Trust
Six months ended Dec. 31, 1996 (Unaudited)
----------------------------------------------------------------------------------------------------------

Investment income
----------------------------------------------------------------------------------------------------------
                                                             California    Massachusetts          Michigan
                                                             Tax-Exempt       Tax-Exempt        Tax-Exempt
                                                                   Fund             Fund              Fund
----------------------------------------------------------------------------------------------------------
Income:
Interest                                                     $7,565,108       $2,305,701        $2,564,345
----------------------------------------------------------------------------------------------------------
Expenses (Note 2)
Investment management services fee                              576,991          176,929           194,011
Distribution fee -- Class B                                      27,921           22,609            10,784
Transfer agency fee                                              46,921           22,765            20,793
Incremental transfer agency fee -- Class B                          156              131                67
Service fee
  Class A                                                       205,540           60,023            68,607
  Class B                                                         6,301            5,276             2,440
Administrative services fee                                      49,106           14,077            16,512
Compensation of board members                                    11,419            2,072             1,848
Compensation of officers                                             --               --               305
Custodian fees                                                   17,879            2,778               828
Postage                                                          57,735            8,982             3,176
Registration fees                                                 7,544           27,415            24,567
Reports to shareholders                                          31,341            7,426             5,752
Audit fees                                                        8,500            7,750             7,750
Administrative                                                       --                5               426
Other                                                                --            3,476             5,757
----------------------------------------------------------------------------------------------------------
Total expenses                                                1,047,354          361,714           363,623
  Earnings credits on cash balances (Note 2)                    (21,895)          (5,037)           (1,875)
----------------------------------------------------------------------------------------------------------
Total net expenses                                            1,025,459          356,677           361,748
----------------------------------------------------------------------------------------------------------
Investment income -- net                                      6,539,649        1,949,024         2,202,597
----------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) -- net
----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on security transactions (Note 3)      436,799          (41,280)         (149,505)
Net realized gain on financial futures contracts                786,525          213,672           242,354
----------------------------------------------------------------------------------------------------------
Net realized gain on investments                              1,223,324          172,392            92,849
Net change in unrealized appreciation or depreciation         3,959,476        1,338,480         1,352,535
----------------------------------------------------------------------------------------------------------
Net gain on investments                                       5,182,800        1,510,872         1,445,384
----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations        $11,722,449       $3,459,896        $3,647,981
----------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.




Statements of operations
IDS California Tax-Exempt Trust
IDS Special Tax-Exempt Series Trust
Six months ended Dec. 31, 1996 (Unaudited)
----------------------------------------------------------------------------------------------------------

Investment income
----------------------------------------------------------------------------------------------------------

                                                              Minnesota         New York              Ohio
                                                             Tax-Exempt       Tax-Exempt        Tax-Exempt
                                                                   Fund             Fund              Fund
----------------------------------------------------------------------------------------------------------
Income:
Interest                                                    $13,548,158       $3,836,950        $2,295,454
----------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                              949,008          285,162           172,973
Distribution fee -- Class B                                      67,255           20,753             9,075
Transfer agency fee                                             112,339           33,775            19,828
Incremental transfer agency fee -- Class B                          403              134                67
Service fee
  Class A                                                       342,114          100,334            61,350
  Class B                                                        15,682            4,840             2,117
Administrative services fee                                      78,495           24,269            14,721
Compensation of board members                                     2,125            3,287             2,211
Compensation of officers                                          1,395              663               315
Custodian fees                                                   45,213            8,498             5,095
Postage                                                          18,057            4,720             2,392
Registration fees                                                 7,375           13,518            12,967
Reports to shareholders                                          20,591            4,679             4,683
Audit fees                                                        9,000            8,500             7,750
Administrative                                                    1,091              583             1,513
Other                                                             1,071            4,608             7,585
----------------------------------------------------------------------------------------------------------
Total expenses                                                1,671,214          518,323           324,642
  Earnings credits on cash balances (Note 2)                    (67,538)         (11,763)           (7,240)
----------------------------------------------------------------------------------------------------------
Total net expenses                                            1,603,676          506,560           317,402
----------------------------------------------------------------------------------------------------------
Investment income -- net                                     11,944,482        3,330,390         1,978,052
----------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) -- net
----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on security transactions (Note 3)     (369,698)          56,227            98,782
Net realized gain on financial futures contracts              1,282,238          598,533           227,125
----------------------------------------------------------------------------------------------------------
Net realized gain on investments                                912,540          654,760           325,907
Net change in unrealized appreciation or depreciation         6,466,361        1,289,554         1,076,588
----------------------------------------------------------------------------------------------------------
Net gain on investments                                       7,378,901        1,944,314         1,402,495
----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations        $19,323,383       $5,274,704        $3,380,547
----------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


Financial statements

Statements of changes in net assets
IDS California Tax-Exempt Trust
IDS Special Tax-Exempt Series Trust
------------------------------------------------------------------------------------------------------------

Operations and distributions                 Dec. 31, 1996  June 30, 1996       Dec. 31, 1996  June 30, 1996
------------------------------------------------------------------------------------------------------------
                                                       California                        Massachusetts
                                                     Tax-Exempt Fund                    Tax-Exempt Fund
                                          Six months ended     Year ended     Six months ended    Year ended
                                               (Unaudited)                         (Unaudited)
------------------------------------------------------------------------------------------------------------
Investment income -- net                        $6,539,649    $13,093,048           $1,949,024    $3,831,143
Net realized gain on investments                 1,223,324        553,259              172,392        95,554
Net change in unrealized appreciation
   or depreciation                               3,959,476        323,151            1,338,480       202,491
------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
   from operations                              11,722,449     13,969,458            3,459,896     4,129,188
------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
     Class A                                    (6,488,949)   (12,910,408)          (1,819,252)   (3,652,208)
     Class B                                      (175,747)      (184,985)            (136,088)     (172,619)
Net realized gain on securities
     Class A                                      (396,342)    (1,353,180)                  --            --
     Class B                                       (13,517)       (20,647)                  --            --
------------------------------------------------------------------------------------------------------------
Total distributions                             (7,074,555)   (14,469,220)          (1,955,340)   (3,824,827)
------------------------------------------------------------------------------------------------------------
Share transactions (Note 4)
------------------------------------------------------------------------------------------------------------
Proceeds from sales
   Class A shares (Note 2)                       9,113,768     23,553,539            3,724,627    11,006,959
   Class B shares                                2,025,504      5,187,208            1,553,832     4,389,565
Reinvestment of distributions at net asset value
   Class A shares                                4,731,300     10,071,476            1,382,047     2,835,422
   Class B shares                                  155,076        184,290              116,639       149,356
Payments for redemptions
   Class A shares                              (17,567,135)   (38,384,549)          (5,630,496)  (14,679,805)
   Class B shares (Note 2)                        (633,516)      (960,392)            (522,979)     (790,581)
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   share transactions                           (2,175,003)      (348,428)             623,670     2,910,916
------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets          2,472,891       (848,190)           2,128,226     3,215,277
Net assets at beginning of period              240,514,690    241,362,880           73,328,025    70,112,748
------------------------------------------------------------------------------------------------------------
Net assets at end of period
    (including undistributed (excess of
    distributions over) net investment income
    of $(123,793) and $1,254 for IDS California, and
    $0 and $6,316 for IDS Massachuesetts)     $242,987,581   $240,514,690          $75,456,251   $73,328,025
------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.




Statements of changes in net assets
IDS California Tax-Exempt Trust
IDS Special Tax-Exempt Series Trust
------------------------------------------------------------------------------------------------------------

Operations and distributions                 Dec. 31, 1996  June 30, 1996       Dec. 31, 1996  June 30, 1996
------------------------------------------------------------------------------------------------------------
                                                        Michigan                           Minnesota
                                                     Tax-Exempt Fund                    Tax-Exempt Fund
                                          Six months ended     Year ended     Six months ended    Year ended
                                               (Unaudited)                         (Unaudited)
-------------------------------------------------------------------------------------------------------------
Investment income -- net                       $ 2,202,597    $ 4,347,534          $11,944,482   $23,264,721
Net realized gain on investments                    92,849        316,845              912,540       512,083
Net change in unrealized appreciation
   or depreciation                               1,352,535        274,473            6,466,361        20,022
------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
   from operations                               3,647,981      4,938,852           19,323,383    23,796,826
------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
     Class A                                    (2,140,334)    (4,267,967)         (11,505,726)  (22,792,680)
     Class B                                       (67,486)       (83,171)            (456,412)     (470,510)
Net realized gain on securities
     Class A                                       (22,580)    (1,011,054)                  --      (300,981)
     Class B                                          (286)       (21,404)                  --        (6,713)
-------------------------------------------------------------------------------------------------------------
Total distributions                            (2,230,686)    (5,383,596)         (11,962,138)  (23,570,884)
-------------------------------------------------------------------------------------------------------------
Share transactions (Note 4)
-------------------------------------------------------------------------------------------------------------
Proceeds from sales
   Class A shares (Note 2)                       2,707,689      7,791,545           17,769,266    43,579,588
   Class B shares                                  612,282      1,729,504            3,820,123    12,784,665
Reinvestment of distributions at net asset value
   Class A shares                                1,550,441      3,972,959            8,889,287    18,480,882
   Class B shares                                   50,401         85,004              358,912       401,374
Payments for redemptions
   Class A shares                               (5,886,022)    (9,793,095)         (40,984,317)  (72,296,842)
   Class B shares (Note 2)                        (230,248)      (166,982)          (1,022,779)   (1,011,844)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   share transactions                           (1,195,457)     3,618,935          (11,169,508)    1,937,823
-------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets            221,838      3,174,191           (3,808,263)    2,163,765
Net assets at beginning of period               81,672,898     78,498,707          409,055,963   406,892,198
-------------------------------------------------------------------------------------------------------------
Net assets at end of period
 (including undistributed (excess of
 distributions over) net investment income
 of $(8,339) and $(3,116) for IDS Michigan, and
 $(5,705) and $11,951 for IDS Minnesota)       $81,894,736    $81,672,898         $405,247,700  $409,055,963
-------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.




Financial statements

Statements of changes in net assets
IDS California Tax-Exempt Trust
IDS Special Tax-Exempt Series Trust
------------------------------------------------------------------------------------------------------------

Operations and distributions                 Dec. 31, 1996  June 30, 1996       Dec. 31, 1996  June 30, 1996
------------------------------------------------------------------------------------------------------------
                                                        New York                             Ohio
                                                     Tax-Exempt Fund                    Tax-Exempt Fund
                                          Six months ended     Year ended     Six months ended    Year ended
                                               (Unaudited)                         (Unaudited)
------------------------------------------------------------------------------------------------------------
Investment income -- net                        $3,330,390     $6,762,893           $1,978,052    $4,040,372
Net realized gain (loss) on investments            654,760       (312,952)             325,907     (450,527)
Net change in unrealized appreciation
   or depreciation                               1,289,554       (271,393)           1,076,588       579,615
------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
   from operations                               5,274,704      6,178,548            3,380,547     4,169,460
------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
     Class A                                    (3,199,193)    (6,587,853)          (1,929,625)   (3,934,670)
     Class B                                      (132,333)      (175,051)             (56,746)      (69,847)
    Net realized gain on securities
     Class A                                            --             --               (3,182)     (133,992)
     Class B                                            --             --                 (133)       (3,014)
-------------------------------------------------------------------------------------------------------------
Total distributions                             (3,331,526)    (6,762,904)          (1,989,686)   (4,141,523)
-------------------------------------------------------------------------------------------------------------
Share transactions (Note 4)
-------------------------------------------------------------------------------------------------------------
Proceeds from sales
   Class A shares (Note 2)                       5,029,276      9,808,292            2,718,147     6,884,856
   Class B shares                                1,197,827      3,827,013              969,076     1,761,407
Reinvestment of distributions at net asset value
   Class A shares                                2,404,775      5,179,063            1,463,403     3,192,485
   Class B shares                                  111,961        158,781               45,252        64,381
Payments for redemptions
   Class A shares                              (12,150,324)   (18,878,694)          (8,519,690)  (11,876,308)
   Class B shares (Note 2)                        (203,351)      (862,141)            (394,235)     (316,974)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   share transactions                           (3,609,836)      (767,686)          (3,718,047)     (290,153)
-------------------------------------------------------------------------------------------------------------
Total decrease in net assets                    (1,666,658)    (1,352,042)          (2,327,186)     (262,216)
Net assets at beginning of period              120,231,480    121,583,522           73,818,280    74,080,496
-------------------------------------------------------------------------------------------------------------
Net assets at end of period
 (including undistributed (excess of
 distributions over) net investment income
 of $(1,147)and $(11) for IDS New York, and
    $(7,624) and $695 for IDS Ohio)           $118,564,822   $120,231,480          $71,491,094   $73,818,280
-------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

Notes to financial statements

IDS California Tax-Exempt Trust
IDS Special Tax-Exempt Series Trust
(Unaudited as to Dec. 31, 1996)
--------------------------------------------------------------------------------
1. Summary of significant accounting policies

IDS California Tax-Exempt Trust and IDS Special Tax-Exempt Series Trust were organized as Massachusetts business trusts. IDS California Tax-Exempt Trust includes only IDS California Tax-Exempt Fund. IDS Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds and one insured national tax-exempt fund, including IDS Massachusetts Tax-Exempt Fund, IDS Michigan Tax-Exempt Fund, IDS Minnesota Tax-Exempt Fund, IDS New York Tax-Exempt Fund, IDS Ohio Tax-Exempt Fund and IDS Insured Tax-Exempt Fund (the Funds). The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended).

Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds, excluding IDS Insured Tax-Exempt Fund, concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than Funds that have a broader geographical diversification.

Each Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge. Class B shares automatically convert to Class A after eight years.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class-specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The significant accounting policies followed by the Funds are summarized as follows:

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities
All securities are valued at the close of each business day. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Funds may buy or sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Each Fund will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Futures transactions
In order to gain exposure to or protect itself from changes in the market, the Funds may buy or sell interest rate futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds may be required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Federal income taxes
Since each Fund intends to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Dividends to shareholders
Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend at the end of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount on a level yield basis, is accrued daily.
--------------------------------------------------------------------------------
2. Expenses and sales charges

Effective March 20, 1995, each Fund entered into an agreement with AEFC for managing its portfolio, providing administrative services and serving as transfer agent. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets in reducing percentages from 0.47% to 0.38% annually.

Under an Administrative Services Agreement, each Fund pays AEFC for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. Each Fund pays AEFC an annual fee per shareholder account for this service as follows:

o     Class A      $15.50
o     Class B      $16.50

Each Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, each Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of each Fund's average daily net assets attributable to Class A and Class B shares.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing  the Funds'  shares for the period  ended  Dec.  31,  1996,  are as follows:
         Fund                               Class A             Class B
         ---------------------------------------------------------------
         IDS California                    $195,690              $5,131
         IDS Massachusetts                  123,567               5,087
         IDS Michigan                        69,384               2,760
         IDS Minnesota                      391,935              14,229
         IDS New York                       138,040               1,535
         IDS Ohio                            57,478               2,675

During the period ended Dec. 31, 1996, the Funds' custodian and transfer agency fees were reduced as a result of earnings credits from overnight cash balances as follows:

         Fund                           Reduction
         -----------------------------------------
         IDS California                   $21,895
         IDS Massachusetts                  5,037
         IDS Michigan                       1,875
         IDS Minnesota                     67,538
         IDS New York                      11,763
         IDS Ohio                           7,240

--------------------------------------------------------------------------------
3. Securities transactions

For the period ended Dec. 31, 1996, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

         Fund                                 Purchases                 Proceeds
         -----------------------------------------------------------------------
         IDS California                     $18,092,522              $18,025,929
         IDS Massachusetts                    2,436,948                1,991,920
         IDS Michigan                        11,302,011               11,172,825
         IDS Minnesota                       28,723,798               30,136,693
         IDS New York                         2,752,218                5,459,325
         IDS Ohio                             5,507,081                9,355,000

Net realized gains and losses on investment sales are determined on an identified cost basis.
--------------------------------------------------------------------------------
4. Capital share transactions

Transactions in shares of each Fund for the periods indicated are as follows:

                                       California Tax-Exempt Fund
                                     Six months ended Dec. 31, 1996
                                       Class A               Class B
--------------------------------------------------------------------
Sold                                 1,743,707               390,126
Issued for reinvested distributions    907,128                29,733
Redeemed                            (3,371,303)             (122,129)
--------------------------------------------------------------------
Net increase  (decrease)              (720,468)              297,730
--------------------------------------------------------------------

                                        Year ended June 30, 1996
                                       Class A               Class B
--------------------------------------------------------------------
Sold                                 4,511,208               995,477
Issued for reinvested distributions  1,925,937                35,294
Redeemed                            (7,378,222)             (184,480)
--------------------------------------------------------------------
Net increase (decrease)               (941,077)              846,291
--------------------------------------------------------------------

                                     Massachusetts Tax-Exempt Fund
                                    Six months ended Dec. 31, 1996
                                       Class A               Class B
--------------------------------------------------------------------
Sold                                   695,017               289,211
Issued for reinvested distributions    257,660                21,743
Redeemed                            (1,050,329)              (98,002)
--------------------------------------------------------------------
Net increase (decrease)                (97,652)              212,952
--------------------------------------------------------------------

                                        Year ended June 30, 1996
                                       Class A               Class B
--------------------------------------------------------------------
Sold                                 2,049,431               819,429
Issued for reinvested distributions    529,225                27,882
Redeemed                            (2,742,630)             (147,842)
--------------------------------------------------------------------
Net increase (decrease)               (163,974)              699,469
--------------------------------------------------------------------

                                       Michigan Tax-Exempt Fund
                                    Six months ended Dec. 31, 1996
                                       Class A               Class B
--------------------------------------------------------------------
Sold                                   499,257               112,785
Issues for reinvested distributions    286,006                 9,293
Redeemed                            (1,088,331)              (42,580)
--------------------------------------------------------------------
Net increase (decrease)               (303,068)               79,498
--------------------------------------------------------------------

                                        Year ended June 30, 1996
                                       Class A               Class B
--------------------------------------------------------------------
Sold                                 1,429,150               315,865
Issued for reinvested distributions    725,994                15,490
Redeemed                            (1,794,375)              (30,500)
--------------------------------------------------------------------
Net increase                           360,769               300,855
--------------------------------------------------------------------

                                        Minnesota Tax-Exempt Fund
                                      Six months ended Dec. 31, 1996
                                       Class A               Class B
--------------------------------------------------------------------
Sold                                 3,383,674               726,544
Issued for reinvested distributions  1,691,866                68,284
Redeemed                            (7,809,635)             (194,833)
--------------------------------------------------------------------
Net increase (decrease)             (2,734,095)              599,995
--------------------------------------------------------------------

                                        Year ended June 30, 1996
                                       Class A               Class B
--------------------------------------------------------------------
Sold                                 8,270,935             2,429,988
Issued for reinvested distributions  3,510,209                76,278
Redeemed                           (13,742,113)             (192,219)
--------------------------------------------------------------------
Net increase (decrease)             (1,960,969)             2,314,047
--------------------------------------------------------------------

                                        New York Tax-Exempt Fund
                                     Six months ended Dec. 31, 1996
                                       Class A               Class B
--------------------------------------------------------------------
Sold                                   983,579               233,517
Issued for reinvested distributions    470,446                21,893
Redeemed                            (2,376,817)              (39,793)
--------------------------------------------------------------------
Net increase  (decrease)              (922,792)              215,617
--------------------------------------------------------------------

                                        Year ended June 30, 1996
                                       Class A               Class B
--------------------------------------------------------------------
Sold                                 1,906,925               744,701
Issued for reinvested distibutions   1,006,844                30,877
Redeemed                            (3,672,303)             (166,438)
--------------------------------------------------------------------
Net increase (decrease)               (758,534)              609,140
--------------------------------------------------------------------

                                         Ohio Tax-Exempt Fund
                                    Six months ended Dec. 31, 1996
                                       Class A               Class B
--------------------------------------------------------------------
Sold                                   508,212               180,956
Issued for reinvested distributions    273,865                 8,467
Redeemed                            (1,598,476)              (73,830)
--------------------------------------------------------------------
Net increase (decrease)               (816,399)              115,593
--------------------------------------------------------------------

                                        Year ended June 30, 1996
                                       Class A               Class B
--------------------------------------------------------------------
Sold                                 1,279,987               327,095
Issued for reinvested distributions    596,171                12,022
Redeemed                            (2,225,461)              (59,086)
--------------------------------------------------------------------
Net increase (decrease)               (349,303)              280,031
--------------------------------------------------------------------

--------------------------------------------------------------------------------
5. Interest rate futures contracts

Investments in securities at Dec. 31, 1996, included securities that were pledged as collateral to cover initial margin deposits (see summary of significant accounting policies) as follows:

                                                                      Open
                                                                  purchase
   Fund                                     Value                contracts
   -----------------------------------------------------------------------
   IDS California                      $3,293,850                       32
   IDS Massachusetts                    1,753,293                        9
   IDS Michigan                           562,715                       10
   IDS Minnesota                        6,544,610                       51
   IDS New York                         2,242,288                       63
   IDS Ohio                             2,130,369                        9

The market value of the open contracts at Dec. 31, 1996, was as follows:

                                                                        Net
                                                 Market          unrealized
   Fund                                     value                     gain
   -----------------------------------------------------------------------
   IDS California                      $3,714,000                   34,156
   IDS Massachusetts                    1,044,562                    9,562
   IDS Michigan                         1,160,625                   10,468
   IDS Minnesota                        5,919,188                   54,187
   IDS New York                         7,311,938                   78,032
   IDS Ohio                             1,044,563                    9,562

The Funds maintain, in a segregated account with its custodian, advanced refunded bonds with at least a market value equal to the value of these open long futures contracts. Advanced refunded bonds are highly liquid, usually covered by government securities, which will be refunded at the bond's first call date.
--------------------------------------------------------------------------------
6. Capital loss carryover

For federal income tax purposes, capital loss carryovers were as follows at June 30, 1996:

         Fund                           Carryover
         ------------------------------------------
         IDS California                $  182,601
         IDS Massachusetts                426,167
         IDS Michigan                     216,362
         IDS Minnesota                  2,911,065
         IDS New York                   2,695,894
         IDS Ohio                         843,358

These capital loss carryovers will expire in 1999 through 2005 if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until the respective capital loss carryover has been offset or expires.



IDS California Tax-Exempt Trust
IDS California Tax-Exempt Fund
--------------------------------------------------------------------------------
7. Financial Highlights
The table below shows certain important financial information for evaluating the
Fund's results.
Fiscal period ended June 30,
                     Per share income and capital changes***
                                                 Class A
                       1996+   1996   1995  1994    1993  1992   1991  1990   1989*  1988** 1987**
Net asset value,       $5.15  $5.16  $5.13 $5.41   $5.18 $4.94  $4.89 $4.97   $4.82   $4.66  $5.07
beginning of period
                     Income from investment operations:
Net investment           .14    .28    .30   .31     .30   .31    .32   .32     .16     .32    .32
income
Net gains (losses)       .11    .02    .03  (.28)    .23   .24    .05  (.08)    .15     .16   (.41)
(both realized
and unrealized)
Total from               .25    .30    .33   .03     .53   .55    .37   .24     .31     .48   (.09)
investment
operations
                     Less distributions:
Dividends from net      (.14)  (.28)  (.30) (.31)   (.30) (.31)  (.32) (.32)   (.16)   (.32)  (.32)
investment income
Distributions from      (.01)  (.03)    --    --      --    --     --    --      --      --     --
realized gains
Total distributions     (.15)  (.31)  (.30) (.31)   (.30) (.31)  (.32) (.32)   (.16)   (.32)  (.32)
Net asset value,       $5.25  $5.15  $5.16 $5.13   $5.41 $5.18  $4.94 $4.89   $4.97   $4.82  $4.66
end of period
                     Ratios/supplemental data:
                                                 Class A
                       1996+   1996   1995  1994    1993  1992   1991  1990   1989*  1988** 1987**
Net assets, end of      $235   $234   $239  $255    $261  $222   $185  $142     $95     $63    $40
period (in millions)
Ratio of expenses to    .83%++  .80%   .65%  .61%    .63%  .64%   .60%  .62%    .64%++  .72%   .78%
average daily net
assets##
Ratio of net income    5.33%++ 5.40%  5.89% 5.67%   5.78% 6.16%  6.51% 6.53%   6.67%++   6.61%  6.74%
to
average daily net
assets
Portfolio turnover        8%     15%    48%   27%      5%    7%    23%   20%      6%       13%    16%
rate(excluding
short-term securities)
 Total return#          4.9%    6.0%   6.5%  0.4%   10.8% 11.4%   7.7%  5.0%    6.5%+++  10.5%  (1.6%)


  * Six months ended June 30, 1989. The Fund's fiscal year end was changed from Dec. 31 to June 30, effective 1989.
 ** Fiscal years ended Dec. 31, 1987 and Dec. 31, 1988.
*** For a share outstanding throughout the period.  Rounded to the nearest cent.
  + Six months ended Dec. 31, 1996 (Unaudited).
 ++ Adjusted to an annual basis.
+++ For the fiscal period ended June 30, 1989, the  annualized  total return was
    13.6%.
  # Total return does not reflect payment of a sales charge.
 ## Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

The table below shows certain important financial information for evaluating the Fund's results. Fiscal period ended June 30,
                       Per share income and capital changes*
                               Class B
                       1996***    1996 1995**
Net asset value,         $5.15   $5.16  $5.21
beginning of period
                       Income from investment operations:
Net investment income      .12     .24    .09
Net gains (losses)         .11     .02   (.05)
(both realized
and unrealized)
Total from investment      .23     .26    .04
operations
                       Less distributions:
Dividends from net        (.12)   (.24)  (.09)
investment income
Distributions from        (.01)   (.03)    --
realized gains
Total distributions       (.13)   (.27)  (.09)
Net asset value,         $5.25   $5.15  $5.16
end of period
                       Ratios/supplemental data:
                               Class B
                       1996***    1996 1995**
Net assets, end of          $8      $6     $2
period (in millions)
Ratio of expenses to    1.56%+   1.57% 1.51%+
average daily net
assets#
Ratio of net income to  4.59%+   4.64% 4.87%+
average daily net
assets
Portfolio turnover         8%      15%   48%
rate
(excluding short-term
securities)
Total return++           4.5%     5.2%  0.8%

  * For a share outstanding throughout the period. Rounded to the nearest cent. ** Inception date was March 20, 1995.
*** Six months ended Dec. 31, 1996 (Unaudited).
  + Adjusted to an annual basis.
 ++ Total return does not reflect payment of a sales charge.
  # Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.



IDS Special Tax-Exempt Series Trust
IDS Massachusetts Tax-Exempt Fund
Financial highlights

The table below shows certain important financial information for evaluating the
Fund's results.
Fiscal period ended June 30,
                         Per share income and capital changes*
                                                   Class
                                                   A
                         1996**   1996  1995  1994   1993  1992  1991  1990  1989    1988
Net asset value,          $5.30  $5.27 $5.24 $5.49  $5.20 $4.96 $4.88 $5.01 $4.91   $5.00
beginning of period
                         Income from investment operations:
Net investment income       .14    .28   .30   .30    .30   .31   .32   .32   .32     .31
Net gains (losses)          .11    .03   .03  (.25)   .29   .24   .08  (.12)  .12    (.06)
(both realized
and unrealized)
Total from investment       .25    .31   .33   .05    .59   .55   .40   .20   .44     .25
operations
                         Less distributions:
Dividends from net         (.14)  (.28) (.30) (.30)  (.30) (.31) (.32) (.32) (.32)   (.31)
investment income
Distributions from           --     --    --    --     --    --    --  (.01) (.02)   (.03)
realized gains
Total distributions        (.14)  (.28) (.30) (.30)  (.30) (.31) (.32) (.33) (.34)   (.34)

Net asset value,          $5.41  $5.30 $5.27 $5.24  $5.49 $5.20 $4.96 $4.88 $5.01   $4.91
end of period
                         Ratios/supplemental data:
                                                   Class
                                                   A
                         1996**   1996  1995  1994   1993  1992  1991  1990  1989    1988
Net assets, end of          $69    $68   $68   $72    $64   $44   $27   $19   $13      $4
period (in millions)
Ratio of expenses to      .90%#   .86%  .72%  .69%   .72%  .72%  .69%  .70%  .84%  .93%***
average daily net
assets++
Ratio of net income to   5.22%#  5.26% 5.74% 5.40%  5.57% 6.05% 6.53% 6.59% 6.55% 6.40%***
average daily net assets
Portfolio turnover rate     3%      6%   16%    6%     0%    2%   16%   36%   25%   34%
(excluding short-term
securities)
Total return+             4.8%    6.0%  6.5%  0.9%  11.5% 11.4%  8.5%  4.2%  9.2%  5.3%

  * For a share outstanding throughout the period. Rounded to the nearest cent. ** Six months ended Dec. 31, 1996 (Unaudited).
*** During the period from July 2, 1987 to March 31, 1988,American Express Financial Corporation voluntarily reimbursed the Fund for expenses in excess of 0.75% of its average daily net assets, on an annual basis. Had American Express Financial Corporation not done so, the ratio of net investment income would have been 1.30% and 6.03%, respectively.
   # Adjusted to an annual basis.
   + Total return does not reflect payment of a sales charge.
  ++ Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

The table below shows certain important financial information for evaluating the Fund's results.
Fiscal period ended June 30,
                         Per share income and capital changes*
                                  Class B
                          1996***     1996   1995**
Net asset value,            $5.30    $5.27    $5.31
beginning of period
                         Income from investment operations:
Net investment income         .12      .24      .09
Net gains (losses)            .11      .03     (.04)
(both realized
and unrealized)
Total from investment         .23      .27      .05
operations
                         Less distributions:
Dividends from net           (.12)    (.24)    (.09)
investment income

Net asset value,            $5.41    $5.30    $5.27
end of period
                         Ratios/supplemental data:
                                  Class B
                         1996***  1996    1995**
Net assets, end                $7       $6       $2
of
period (in
millions)
Ratio of expenses to       1.65%+    1.63%   1.59%+
average daily net
assets+++
Ratio of net income to     4.48%+    4.51%   4.83%+
average daily net assets
Portfolio turnover rate       3%        6%      16%
(excluding short-term
securities)
Total return++              4.4%      5.2%     0.9%

  * For a share outstanding throughout the period. Rounded to the nearest cent. ** Inception date was March 20, 1995.
*** Six months ended Dec. 31, 1996 (Unaudited).
  + Adjusted to an annual basis.
 ++ Total return does not reflect payment of a sales charge.
+++ Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credit on cash balances.


IDS Special Tax-Exempt Series Trust
IDS Michigan Tax-Exempt Fund
Financial highlights

The table below shows certain important financial information for evaluating the
Fund's results.
Fiscal period ended June 30,
                       Per share income and capital changes*
                                                  Class
                                                  A
                       1996**    1996  1995  1994   1993   1992  1991  1990  1989     1988
Net asset value,        $5.36   $5.39 $5.35 $5.60  $5.31  $5.04 $4.96 $5.08 $4.85    $5.00
beginning of period
                       Income from investment operations:
Net investment income     .14     .30   .30   .31    .31    .32   .32   .32   .32      .31
Net gains (losses)        .10     .04   .05  (.25)   .29    .27   .08  (.12)  .23    (.11)
(both realized
and unrealized)
Total from investment     .24     .34   .35   .06    .60    .59   .40   .20   .55      .20
operations
                       Less distributions:
Dividends from net       (.14)   (.30) (.31) (.31)  (.31)  (.32) (.32) (.32) (.32)    (.31)
investment income
Distributions from         --    (.07)   --    --     --     --    --    --    --     (.04)
realized gains
Total distributions      (.14)   (.37) (.31) (.31)  (.31)  (.32) (.32) (.32) (.32)    (.35)
Net asset value,        $5.46   $5.36 $5.39 $5.35  $5.60  $5.31 $5.04 $4.96 $5.08    $4.85
end of period
                       Ratios/supplemental data:
                                                  Class
                                                  A
                       1996**    1996  1995  1994   1993   1992  1991  1990  1989     1988
Net assets, end of        $79     $79   $78   $77    $72    $55   $41   $29   $16       $8
period (in millions)
Ratio of expenses to    .85%#    .82%  .70%  .65%   .68%   .67%  .67%  .71%  .81%     .87%***
average daily net
assets+
Ratio of net income to  5.35#   5.37% 5.71% 5.43%  5.64%  6.18% 6.45% 6.47% 6.50%    6.56%***
average daily net
assets
Portfolio turnover        14%     29%   48%   16%     2%     0%    3%    5%   10%      14%
rate
(excluding short-term
securities)
Total return++           4.5%    6.3%  6.6%  1.0%  11.6%  12.0%  8.3%  4.1% 11.7%     4.4%

  * For a share outstanding throughout the period. Rounded to the nearest cent. ** Six months ended Dec. 31, 1996 (Unaudited).
*** During the period from July 2, 1987 to March 31, 1988, American Express
    Financial Corporation voluntarily reimbursed the Fund for expenses in excess of 0.75% of its average daily net assets, on an annual basis. Had American Express Finanacial Corporation not done so, the ratio of expenses and ratio of net investment income would have been 1.09% and 6.34%, respectively.
  # Adjusted to an annual basis.
  + Effective fiscal year 1996, expense ratio is based on total expenses of the
    Fund before reduction of earnings credits on cash balances.
 ++ Total return does not reflect payment of a sales charge.

The table below shows certain important financial information for evaluating the Fund's results.
Fiscal period ended June 30,

                       Per share income and capital changes*
                                Class B
                        1996***     1996  1995**
Net asset value,          $5.36    $5.39   $5.43
beginning of period
                       Income from investment operations:
Net investment income       .12      .25     .09
Net gains (losses)          .10      .04    (.04)
(both realized
and unrealized)
Total from investment       .22      .29     .05
operations
                       Less distributions:
Dividends from net         (.12)    (.25)   (.09)
investment income
Distributions from           --     (.07)     --
realized gains
Total distributions        (.12)    (.32)   (.09)
Net asset value,          $5.46    $5.36   $5.39
end of period
                       Ratios/supplemental data:
                                Class B
                        1996***     1996  1995**
Net assets, end of           $3       $3      $1
period (in millions)
Ratio of expenses to     1.59%+    1.59%  1.62%+
average daily net
assets++
Ratio of net income to   4.63%+    4.63%  4.89%+
average daily net
assets
Portfolio turnover         14%       29%    48%
rate
(excluding short-term
securities)
Total return+++           4.1%      5.6%   0.9%

   * For a share outstanding throughout the period. Rounded to the nearest cent. ** Inception date was March 20, 1995.
 *** Six months ended Dec. 31, 1996 (Unaudited).
   + Adjusted to an annual basis.
  ++ Effective fiscal year 1996, expense ratio is based on total expenses the
     Fund before reduction of earnings credits on cash balances.
 +++ Total return does not reflect payment of a sales charge.



IDS Special Tax-Exempt Series Trust
IDS Minnesota Tax-Exempt Fund
Financial highlights

The table below shows certain important financial information for evaluating the
Fund's results.
Fiscal period ended June 30,
                       Per share income and capital changes***
                                                    Class A
                         1996+    1996   1995  1994    1993  1992  1991  1990   1989* 1988** 1987**
Net asset value,         $5.20   $5.19  $5.16 $5.44   $5.22 $5.01 $4.95 $5.05   $4.86  $4.76  $5.18
beginning of period
                       Income from investment operations:
Net investment income      .15     .30    .31   .31     .31   .33   .33   .32     .16    .33    .33
Net gains (losses)         .09     .01    .03  (.28)    .22   .21   .06  (.10)    .19    .10   (.42)
(both realized
and unrealized)
Total from investment      .24     .31    .34   .03     .53   .54   .39   .22     .35    .43   (.09)
operations
                       Less distributions:
Dividends from net        (.15)   (.30)  (.31) (.31)   (.31) (.33) (.33) (.32)   (.16)  (.33)  (.33)
investment income
Net asset value,         $5.29   $5.20  $5.19 $5.16   $5.44 $5.22 $5.01 $4.95   $5.05  $4.86  $4.76
end of period
                       Ratios/supplemental data:
                                                    Class
                                                    A
                         1996+    1996   1995  1994    1993  1992  1991  1990   1989* 1988** 1987**
Net assets, end of        $386    $393   $403  $408    $402  $313  $233  $181    $121    $82    $50
period (in millions)
Ratio of expenses to      .78%+++  80%   .67%  .66%    .67%  .66%  .63%  .64%  .65%++   .65%   .78%
average daily net
assets##
Ratio of net income to   5.81%++ 5.66%  6.01% 5.73%   5.91% 6.43% 6.67% 6.62% 6.84%+++ 6.73%  6.83%
average daily net
assets
Portfolio turnover          7%     13%    28%   13%      2%    7%   10%    8%      0%    14%    40%
rate
(excluding short-term
securities)
 Total return+++          4.8%    5.9%   6.8%  0.4%   10.5% 11.0%  8.2%  4.8%    7.4%#  9.3%  (1.4%)

  * Six months ended June 30, 1989. The Fund's fiscal year end was changed from Dec. 31 to June 30, effective 1989.
 ** Fiscal years ended Dec. 31, 1987 and Dec. 31, 1988.
*** For a share outstanding throughout the period.  Rounded to the nearest cent.
  + Six months ended Dec. 31, 1996 (Unaudited).
 ++ Adjusted to an annual basis.
+++ Total return does not reflect payment of a sales charge.
  # For the fiscal period ended June 30, 1989, the annualized total return was 15.5%.
 ## Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credit on cash balances.

The table below shows certain important financial information for evaluating the Fund's results.

Fiscal period ended June 30,

                       Per share income and capital changes*
                               Class B
                       1996***    1996   1995**
Net asset value,         $5.20   $5.19    $5.24
beginning of period
                       Income from investment operations:
Net investment income      .13     .26      .09
Net gains (losses)         .09     .01      (05)
(both realized
and unrealized)
Total from investment      .22     .27      .04
operations
                       Less distributions:
Dividends from net        (.13)   (.26)    (.09)
investment income
Net asset value,         $5.29   $5.20    $5.19
end of period
                       Ratios/supplemental data:
                               Class B
                       1996***    1996   1995**
Net assets, end of         $20     $16       $4
period (in millions)
Ratio of expenses to     1.53%+   1.57%   1.27%+
average daily net
assets #
Ratio of net income to   5.06%+   4.94%   5.40%+
average daily net
assets
Portfolio turnover          7%      13%     28%
rate
(excluding short-term
securities)
Total return++            4.4%     5.2%    0.8%

  * For a share outstanding throughout the period. Rounded to the nearest cent. ** Inception date was March 20, 1995.
*** Six months ended Dec. 31, 1996 (Unaudited).
  + Adjusted to an annual basis.
 ++ Total return does not reflect payment of a sales charge.
  # Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before redution of earnings credit on cash balances.



IDS Special Tax-Exempt Series Trust
IDS New York Tax-Exempt Fund
Financial highlights

The table below shows certain important financial information for evaluating the
Fund's results. Fiscal period ended June 30,
                       Per share income and capital changes***
                                                   Class A
                         1996+   1996   1995  1994    1993  1992  1991  1990   1989* 1988** 1987**
Net asset value,         $5.06  $5.09  $5.12 $5.41   $5.13 $4.86 $4.80 $4.87   $4.73  $4.58  $5.07
beginning of period
                       Income from investment operations:
Net investment income      .14    .29    .30   .30     .30   .31   .31   .31     .16    .31    .31
Net gains (losses)         .09   (.03)  (.03) (.29)    .28   .27   .06  (.07)    .14    .15   (.49)
(both realized
and unrealized)
Total from investment      .23    .26    .27   .01     .58   .58   .37   .24     .30    .46   (.18)
operations
                       Less distributions:
Dividends from net        (.14)  (.29)  (.30) (.30)   (.30) (.31) (.31) (.31)   (.16)  (.31)  (.31)
investment income
Net asset value,         $5.15  $5.06  $5.09 $5.12   $5.41 $5.13 $4.86 $4.80   $4.87  $4.73  $4.58
end of period
                       Ratios/supplemental data:
                                                   Class A
                         1996+   1996   1995  1994    1993  1992  1991  1990   1989* 1988** 1987**
Net assets, end of        $112   $115   $120  $120    $117   $95   $79   $68     $49    $34    $21
period (in millions)
Ratio of expenses to     .82%++  .82%   .70%  .65%    .67%  .67%  .65%  .65%   .66%++  .71%   .88%
average daily net
assets##
Ratio of net income to  5.51%++ 5.51%  6.00% 5.61%   5.79% 6.26% 6.53% 6.57%  6.78%++ 6.61%  6.79%
average daily net
assets
Portfolio turnover         2%      9%    20%   10%      0%    8%   17%    8%     1%      6%    20%
rate
(excluding short-term
securities)
Total return+++          4.5%    5.2%   5.5%  0.1%   11.6% 12.3%  8.2%  5.0%   6.5%#  10.3%  (3.4%)

  * Six months ended June 30, 1989. The Fund's fiscal year was changed from Dec. 31 to June 30, effective 1989.
 ** Fiscal years ended Dec. 31, 1987 and Dec. 31, 1988.
*** For a share outstanding throughout the period.  Rounded to the nearest cent.
  + Six months ended Dec. 31, 1996 (Unaudited).
 ++ Adjusted to an annual basis.
+++ Total return does not reflect payment of a sales charge.
  # For the fiscal period ended June 30, 1989, the annualized total return was 13.6%.
 ## Effective fiscal year 1996, expense ratio is based on total expense of the Fund before reduction of earnings credits on cash balances.

IDS Special Tax-Exempt Series Trust
IDS New York Tax-Exempt Fund
Financial highlights

The table below shows certain important financial information for evaluating the Fund's results. Fiscal period ended June 30,

                         Per share income and capital changes*
                                 Class B
                         1996***     1996   1995**
Net asset value,           $5.06    $5.09    $5.17
beginning of period
                         Income from investment operations:
Net investment income        .12      .25      .09
Net gains (losses)           .09     (.03)    (.08)
(both realized
and unrealized)
Total from investment        .21      .22      .01
operations
                         Less distributions:
Dividends from net          (.12)    (.25)    (.09)
investment income
Net asset value,           $5.15    $5.06    $5.09
end of period
                         Ratios/supplemental data:
                                 Class B
                         1996***     1996   1995**
Net assets, end of            $6       $5       $2
period (in millions)
Ratio of expenses to       1.57%++  1.59%    1.59%++
average daily net
assets+++
Ratio of net income to     4.76%++  4.79%    5.42%++
average daily net assets
Portfolio turnover rate       2%       9%      20%
(excluding short-term
securities)
Total return+               4.1%     4.4%     0.2%

  * For a share outstanding throughout the period. Rounded to the nearest cent. ** Inception date was March 20, 1995.
*** Six months ended Dec. 31, 1996 (Unaudited).
  + Total return does not reflect payment of a sales charge.
 ++ Adjusted to an annual basis.
+++ Effective fiscal year 1996, expense ratio is based on total expense of the Fund before reduction of earnings credits on cash balances.




IDS Special Tax-Exempt Series Trust
IDS Ohio Tax-Exempt Fund
Financial highlights

The table below shows certain important financial information for evaluating the
Fund's results.
Fiscal period ended June 30,
                       Per share income and capital changes*
                                                  Class A
                       1996**    1996  1995  1994    1993  1992  1991  1990  1989   1988
Net asset value,        $5.28   $5.28 $5.26 $5.58   $5.28 $5.01 $4.94 $5.04 $4.87  $5.00
beginning of period
                       Income from investment operations:
Net investment income     .14     .29   .29   .30     .30   .31   .32   .31   .31    .32
Net gains (losses)        .11     .01   .03  (.32)    .31   .27   .07  (.09)  .18   (.10)
(both realized
and unrealized)
Total from investment     .25     .30   .32  (.02)    .61   .58   .39   .22   .49    .22
operations
                       Less distributions:
Dividends from net       (.14)   (.29) (.30) (.30)   (.30) (.31) (.32) (.31) (.31)  (.32)
investment income
Distributions from         --    (.01)   --    --    (.01)   --    --  (.01) (.01)  (.03)
realized gains
Total distributions      (.14)   (.30) (.30) (.30)   (.31) (.31) (.32) (.32) (.32)  (.35)
Net asset value,        $5.39   $5.28 $5.28 $5.26   $5.58 $5.28 $5.01 $4.94 $5.04  $4.87
end of period
                       Ratios/supplemental data:
                                                  Class A
                       1996**    1996  1995  1994    1993  1992  1991  1990  1989   1988
Net assets, end of        $69     $72   $73   $72     $65   $47   $33   $25   $16     $8
period (in millions)
Ratio of expenses to     .85%#   .85%  .71%  .66%    .67%  .70%  .68%  .70%  .82%   .86%+
average daily net
assets##
Ratio of net income to  5.38%#  5.35% 5.65% 5.44%   5.65% 6.14% 6.41% 6.43% 6.40%  6.64%+
average daily net
assets
Portfolio turnover         8%     24%   45%   11%      0%    5%    2%    6%   10%     0%
rate(excluding
short-term securities)
Total return++           4.7%    5.7%  6.2% (0.5%)  12.1% 11.9%  8.1%  4.6% 10.5%   4.7%

  * For a share outstanding throughout the period. Rounded to the nearest cent. ** Six months ended Dec. 31, 1996 (Unaudited).
  + During the period from July 2, 1987 to March 31, 1988, American Express
    Financial Corporation voluntarily reimbursed the Fund for expenses in excess of 0.75% of its average daily net assets, on an annual basis. Had American Express Financial Corporation not done so, the ratio of net investment income would have been 1.09% and 6.41%, respectively.
 ++ Total return does not reflect payment of a sales charge.
  # Adjusted to an annual basis.
 ## Effective fiscal year 1996, expense ratio is based on total expense of the Fund before reduction of earnings credits on cash balances.

The table below shows certain important financial information for evaluating the Fund's results. Fiscal period ended June 30,

                       Per share income and capital changes*
                               Class B
                       1996***    1996  1995**
Net asset value,         $5.28   $5.28   $5.34
beginning of period
                       Income from investment operations:
Net investment income      .12     .24     .09
Net gains (losses)         .11     .01    (.06)
(both realized
and unrealized)
Total from investment      .23     .25     .03
operations
                       Less distributions:
Dividends from net        (.12)   (.24)   (.09)
investment income
Distributions from          --    (.01)     --
realized gains
Total distributions       (.12)   (.25)   (.09)
Net asset value,         $5.39   $5.28   $5.28
end of period
                       Ratios/supplemental data:
                               Class B
                       1996***    1996  1995**
Net assets, end of          $3      $2      $1
period (in millions)
Ratio of expenses to     1.61%+  1.59%   1.66%+
average daily net
assets#
Ratio of net income to   4.64%+  4.63%   4.58%+
average daily net
assets
Portfolio turnover          8%     24%     45%
rate (excluding
short-term securities)
Total return++            4.4%    5.0%    0.6%

  * For a share outstanding throughout the period. Rounded to the nearest cent. ** Inception date was March 20, 1995.
*** Six months ended Dec. 31, 1996 (Unaudited).
  + Adjusted to an annual basis.
 ++ Total return does not reflect payment of a sales charge.
  # Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.




Investments in securities

IDS California Tax-Exempt Fund                                                                       (Percentages represent value of
Dec. 31, 1996 (Unaudited)                                                                        investments compared to net assets)

-----------------------------------------------------------------------------------------------------------------------------------
Municipal bonds (98.7%)
-----------------------------------------------------------------------------------------------------------------------------------

Name of issuer and                                                            Coupon   Maturity         Principal         Value(a)
title of issue (b,c,d)                                                          rate       year            amount
-----------------------------------------------------------------------------------------------------------------------------------
Aliso Viejo Orange County District Community Facilities
  District #88-1 Special Tax Bonds Series 1992A                              7.35 %        2018       $ 3,000,000     $ 3,492,810
ABAG Finance Authority for Nonprofit Corporations
  Certificate of Participation International School Project
  Series 1996                                                                7.375         2026         2,200,000        2,092,970
Anaheim Public Finance Authority Revenue Bonds
  2nd Series Electric Utilities San Juan (FGIC Insured)                      5.75          2022        11,100,000       11,156,721
Brea Redevelopment Agency Tax Allocation Refunding Bonds
  Redevelopment Project AB (MBIA Insured)                                    5.50          2017         1,800,000        1,771,596
Burbank Redevelopment Agency Tax Allocation Bonds
  Golden State Series 1993A                                                  6.00          2023         2,000,000        2,016,360
Cathedral Public Finance Authority
   Revenue Tax Allocation Bonds Series A (MBIA Insured)                      5.50          2017         2,230,000        2,197,487
Chapman College Educational Facilities Authority
  Revenue Bonds Series 1989B                                                 7.50          2018           500,000          563,900
Chico Walker Senior Housing Insured Revenue Bonds
  The Lodge Series 1993A                                                     5.70          2023         1,500,000        1,473,570
Clearlake Redevelopment Agency
  Highlands Park Community Development
  Tax Allocation Bonds Series 1993                                           6.40          2023         1,420,000        1,433,064
Eastern Municipal Water District Riverside County
  Water & Sewer Revenue Certificates of Participation
  Series 1991                                                                6.00          2023         1,000,000        1,012,860
Eastern Municipal Water District Riverside County
  Water & Sewer Pre-Refunded Revenue Certificates of
  Participation Series 1991(FGIC Insured)                                    6.50          2020         3,000,000        3,319,590
El Camino Hospital District Hospital Pre-Refunded Revenue
  Certificate of Participation Series A                                      8.50          2017         1,500,000        1,579,125
Encinitas Unified School District
   Unlimited General Obligation Bonds
   Series 1996 Zero Coupon (MBIA Insured)                                    5.85       2015-16        3,500,000(h)      1,205,430
Fontana Redevelopment Agency
  Refunding Certificate of Participation
  Police Facility Series 1993                                                5.625         1997         4,500,000        4,378,455
Fontana Unified School District
  Unlimited Tax General Obligation Bonds
  CVT Series C Zero Coupon (FGIC Insured)                                    8.03          1997        3,470,000(e)      3,523,056
Foothill-De Anza Community College Santa Clara County
  Refunding Certificate of Participation Series 1993
  (Connie Lee Insured)                                                       5.25          2021         1,675,000        1,569,375
Foothill/Eastern Transportation Corridor Agency Toll Road
  Senior Lien Revenue Bonds Series 1995A                                     6.00          2034         1,775,000        1,776,313
Garden Grove Agency Community Development
  Tax Allocation Refunding Bonds
  Garden Grove Community                                                     5.875         2023         3,000,000        2,922,750
Garden Grove Certificate of Participation
  Bahia Village/Emerald Isle
  (FSA Insured)                                                              5.70          2023         2,660,000        2,652,632
Hayward Civic Center Project
   Certificate of Participation Series 1996 (MBIA Insured)                   5.50          2017         1,000,000          990,230
Huntington Beach Certificate of Participation Revenue Bonds
  Civic Center Refinancing (AMBAC Insured)                                   5.50          2016         1,715,000        1,684,662
Indian Wells Improvement Bonds
  Assessment District #13                                                    7.50          2008          370,000(g)        381,377
Irwindale Redevelopment Agency Sub Lien
  Tax Allocation Bonds Series 1996                                           7.00          2019         1,700,000        1,783,589
Janesville Union School District
   Lassen County General Obligation Bonds
   Series 1996 Election Bank Qualified                                       6.45          2021           875,000          874,939
Long Beach Harbor Revenue Bonds
  Series 1989A A.M.T.                                                        7.25          2019        7,000,000(g)      7,390,390
Los Angeles Convention & Exhibition Center
  Pre-Refunded Certificate of Participation
  Series 1989A                                                               7.00          2020         5,000,000        5,435,900
Los Angeles Convention & Exhibition Center
  Pre-Refunded Certificate of Participation Series 1989A                     7.30          2009         1,000,000        1,094,570
Los Angeles Convention & Exhibition Center
  Pre-Refunded Certificate of Participation Series 1989A                     7.375         2018         2,900,000        3,179,618
Los Angeles County Certificate of Participation
  Disney Parking                                                             5.50          2021         1,625,000        1,532,895
Los Angeles County Metropolitan Transportation Authority
  Sales Tax Revenue Bonds
  2nd Series 1995A  (AMBAC Insured)                                          5.50          2017         1,650,000        1,632,015
Los Angeles County Public Works Financing Authority
  Lease Refunding Revenue Bonds
  Series 1996B (MBIA Insured)                                                5.25          2014         1,000,000          964,240
Los Angeles County Transportation Commission
  Sales Tax Refunding Revenue Bonds Series A                                 7.00          2019         4,150,000        4,458,843
Los Angeles County Transportation Commission
  Sales Tax Pre-Refunded Revenue Bonds Series A                              8.00          2016         2,000,000        2,084,980
Los Angeles County Transportation Commission
  Sales Tax Pre-Refunded Revenue Bonds
  Series 1988A                                                               7.875         2008           500,000          538,850
Los Angeles County Transportation Commission
  Sales Tax Refunding Revenue Bonds
  Series 1989A                                                               7.40          2015         2,000,000        2,173,480
Los Angeles Department of Water & Power
  Electric Plant Revenue Bonds Series 1990                                   7.125         2030         6,500,000        7,156,955
Los Angeles Department of Water & Power
  Waterworks Refunding Revenue Bonds
  Second Issue (Secondary FGIC Insured)                                      4.50          2018         3,000,000        2,554,950
Los Angeles International Airport Revenue Bonds
  Series D (FGIC Insured) A.M.T.                                             5.50          2015         1,000,000          989,670
Los Angeles Multi-family Housing Revenue Bonds
  Park Parthenia Series 1986A
  (GNMA Insured) A.M.T.                                                      7.40          2022         1,000,000        1,030,630
Los Angeles Single Family Home Mortgage Revenue Bonds
  Series 1991A (GNMA & FNMA Insured) A.M.T.                                  6.875         2025           810,000          838,480
Los Angeles State Building Authority
  Lease Pre-Refunded Revenue Bonds
  State Department of General Services Lease
  Series 1988A                                                               7.25          2006         1,500,000        1,591,320
Los Angeles State Building Authority
  Lease Pre-Refunded Revenue Bonds
  State Department of General Services Lease
  Series 1988A                                                               7.50          2011         1,500,000        1,595,565
Los Angeles State Harbor Revenue Bonds
  Series 1996B A.M.T.                                                        5.375         2023         1,300,000        1,230,242
Los Angeles State Harbor Revenue Bonds
  Escrowed to Maturity                                                       7.60          2018         1,000,000        1,233,870
Los Angeles Unified School District
  Certificate of Participation
  Series 1996A (FSA Insured)                                                 5.50          2016         1,375,000        1,356,946
Los Angeles Wastewater System
  Pre-Refunded Revenue Bonds Series 1987                                     8.125         2017         1,000,000        1,057,960
Los Angeles Wastewater System
  Refunding Revenue Bonds Series D (FGIC Insured)                            4.70          2017         1,000,000          881,110
Modesto Certificate of Participation Pre-Refunded Bonds
  Community Center                                                           8.10          2015         1,000,000        1,057,750
Mount Diablo Hospital District Hospital
  Pre-Refunded Revenue Bonds
  Series 1990A (AMBAC Insured)                                               7.00          2017         3,000,000        3,343,230
North City West Community School Facility
  Authority Special Tax
  Refunding Revenue Bonds Series 1995B (CGIC Insured)                        5.75          2015         1,000,000        1,008,370
Northern California Public Power Authority Power
  Pre-Refunded Revenue Bonds Hydroelectric
  Series 1986B-3                                                             8.00          2024         2,000,000        2,123,160
Northern California Public Power Authority Power
  Pre-Refunded Revenue Bonds Hydroelectric #1
  Series 1986B-1                                                             8.00          2024         2,100,000        2,229,318
Northern California Transmission Agency
  California-Oregon Transmission
  Pre-Refunded Revenue Bonds
  Series 1990A (MBIA Insured)                                                7.00          2024         2,000,000        2,201,100
Northern California Transmission
  Select Auction Variable Rate Security &
  Residual Interest Revenue Bonds Inverse Floater
  (MBIA Insured)                                                             5.50          2024        4,500,000(f)      4,321,575
Novato Community Facility District #1 Vintage Oaks
  Public Improvement Special Tax Refunding Bonds                             7.25          2021         2,000,000        2,092,540
Pleasanton Joint Powers Financing Authority Reassessment
  Revenue Bonds Series 1993A                                                 6.15          2012         1,895,000        1,952,513
Port of Oakland Revenue Bonds
  Series 1989A (BIG Insured) A.M.T.                                          7.60          2016           500,000          515,655
Rancho Cucamonga Redevelopment Agency
  1990 Tax Allocation Pre-Refunded Bonds
  (MBIA Insured)                                                             7.125         2019         3,540,000        3,879,309
Rancho Mirage Joint Powers Finance Authority
  Certificate of Participation Eisenhower Memorial Hospital                  7.00          2022         4,250,000        4,601,135
Redding Redevelopment Agency Tax Allocation
  Refunding Bonds Canby Hilltop Cypress
  Series D (CGIC Insured)                                                    5.00          2023         4,700,000        4,245,463
Richmond Elementary School District
  Lassen County General Obligation Bonds
  Series 1996 Election Bank Qualified                                        6.50          2021           649,000          648,955
Richmond Joint Powers Financing Authority Leases and
  Gas Tax Refunding Revenue Bonds Series 1995A                               5.25          2013         3,540,000        3,332,131
Sacramento Cogeneration Authority
  Cogeneration Revenue Bonds
  Procter & Gamble Series 1995                                               6.375         2010         1,000,000        1,044,750
Sacramento Municipal Utility District Series R                               6.00       2015-17         7,500,000        7,501,020
Sacramento Municipal Utility District Pre-Refunded Series V                  7.50          2018         2,775,000        2,937,587
Sacramento Municipal Utility District Pre-Refunded Series W                  7.50          2018         1,980,000        2,096,008
Sacramento Municipal Utility District Pre-Refunded Series Y
  (MBIA Insured)                                                             6.75          2019         3,400,000        3,805,858
Sacramento Power Authority Cogeneration
  Revenue Bonds Series 1995                                                  6.00          2022         1,000,000        1,002,470
San Diego County Capital Asset Lease
  Certificate of Participation
  Series 1993 Inverse Floater (AMBAC Insured)                                7.27          2007        3,200,000(f)      3,448,000
San Diego Regional Transportation Commission Sales Tax
  Pre-Refunded Revenue Bonds Limited Tax Series 1989A                        6.25          2008         5,030,000        5,274,156
San Joaquin County Pre-Refunded Certificate of Participation
  Human Services Facility Series 1989 (BIG Insured)                          6.70          2009         3,500,000        3,776,605
San Joaquin County Certificate of Participation
  Jail & Sheriffs Operation Center (MBIA Insured)                            6.75          2015         2,000,000        2,181,420
San Jose Redevelopment Agency Merged Area
  RedevelopmentTax Allocation Bonds
  Series 1993 (MBIA Insured)                                                 4.75          2024         3,055,000        2,649,938
San Jose Redevelopment Agency Merged Area
  Tax Allocation Bonds Series 1993 Inverse Floater
  (MBIA Insured)                                                             6.627         2014        3,000,000(f)      2,838,750
San Mateo County Transit District Limited Tax
  Pre-Refunded Bonds Series 1990A (MBIA Insured)                             6.50          2020         1,500,000        1,590,825
Santa Clara County Mountain View-
  Los Altos Union High School District Unlimited Tax
  General Obligation Bonds Series A                                          5.75          2015         1,200,000        1,209,396
Santa Cruz Certificate of Participation                                      8.375         2007         1,220,000        1,270,398
Southern California Home Financing Authority
  Single Family Mortgage Revenue Bonds 1990B
  (GNMA Insured) A.M.T.                                                      7.75          2024           575,000          608,488
Southern California Public Power Authority Transmission
  Special Bonds                                                              6.00          2012         2,700,000        2,765,367
South Tahoe Joint Powers Financing Authority
  Refunding Revenue Bonds Series 1995B                                       6.25          2020         2,700,000        2,722,815
State Department Water Resources Water System
  Pre-Refunded Revenue Bonds Central Valley
  Series D                                                                   7.70          2024         2,400,000        2,527,080
State Department Water Resource Water System
  Revenue Bonds Central Valley Project Series L                              5.50          2023         3,000,000        2,929,860
State Education Facility Authority Revenue Bonds
  Pomona College                                                             6.00          2017         3,000,000        3,064,170
State Health Facility Finance Authority Pre-Refunded
  Revenue Bonds St. Joseph Health System Series 1989A                        6.90          2014         3,500,000        3,792,985
State Housing Finance Agency Home Mortgage Revenue Bonds
  Series 1986B                                                               6.90          2016         1,990,000        2,032,526
State Pollution Control Finance Authority Pollution Control
  Revenue Bonds Southern California Edison
  Series 1988A A.M.T.                                                        6.90          2006         2,000,000        2,133,580
State Public Works Board Lease Revenue Bonds
  California Community Colleges Series 1994B                                 7.00          2019         2,000,000        2,336,340
State Public Works Board Lease Revenue Bonds
  Department of Corrections
  Substance Abuse Treatment Facility &
  State Prison at Corcoran
  Series 1996A (AMBAC Insured)                                               5.25          2021         1,870,000        1,786,542
State Public Works Board University of California Lease
  Pre-Refunded Revenue Bonds Series 1990A                                    7.00          2015         2,250,000        2,503,755
State Unlimited Tax General Obligation Bonds
  (Secondary FGIC Insured)                                                   4.75          2023        1,325,000(g)      1,151,769
Statewide Community Development Authority
  Certificate of Participation Sutter Health Group
  (MBIA Insured)                                                             5.50          2022         1,000,000          974,470
Statewide Community Development Authority
  Health Facilities Revenue Bonds
  Unihealth America Series 1993A
  Inverse Floater (AMBAC Insured)                                            7.519         2011        5,000,000(f)      5,300,000
Statewide Community Development Authority Revenue
  Certificate of Participation
  St. Joseph Health System Group                                             6.50          2015         5,500,000        5,902,765
Stockton Single Family Mortgage Revenue Bonds
  Series 1990A (GNMA Insured) A.M.T.                                         7.50          2023           110,000          115,710
University of Southern California Educational
  Facilities Authority Pre-Refunded Revenue Bonds
  Series 1989B                                                               6.75          2015         5,000,000        5,397,650
Upland Certificate of Participation Water System
  Refunding Bonds (FGIC Insured)                                             6.60          2016         1,000,000        1,091,210
Vacaville Limited Obligation Improvement Bonds
  Water Rights Assessment District                                           8.00          2007           750,000          773,963
Watsonville Solid Waste Resource Recovery
  Revenue Bonds Series 1996 (MBIA Insured)                                   5.50          2016         1,775,000        1,758,191
-----------------------------------------------------------------------------------------------------------------------------------
Total municipal bonds
(Cost: $ 219,816,196)                                                                                               $  239,704,961
-----------------------------------------------------------------------------------------------------------------------------------
Total investments in securities
(Cost: $219,816,196)(i)                                                                                             $  239,704,961
-----------------------------------------------------------------------------------------------------------------------------------


Notes to investments in securities
________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Investments in bonds, by rating category as a percentage of total bonds, area as follows:
                                                           (Unaudited)
Rating                                          12-31-96                6-30-96
--------------------------------------------------------------------------------
AAA                                               60%                      59%
AA                                                19                       19
A                                                 11                       13
BBB                                                7                        7
BB and below                                       3                        2
Non-rated                                         --                       --
--------------------------------------------------------------------------------
Total                                            100%                     100%
--------------------------------------------------------------------------------

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:
    AMBAC     --  American Municipal Bond Association Corporation
    BIG       --  Bond Investors Guarantee
    CGIC      --  Capital Guaranty Insurance Company
    FGIC      --  Financial Guarantee Insurance Corporation
    FNMA      --  Federal National Mortgage Association
    FSA       --  Financial Security Assurance
    GNMA      --  Government National Mortgage Association
    MBIA      --  Municipal Bond Investors Assurance
(d) The following abbreviation is used in portfolio descriptions:
    A.M.T.    --  Alternative Minimum Tax -- As of Dec. 31, 1996, the value of securities subject to alternative minimum tax represented 6.1%
                  of net assets.
(e) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.
(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 1996. Inverse floaters in the aggregate represent 6.5% of the Fund's net assets as of Dec. 31, 1996.
(g) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):
    Type of security                             Notional amount

    Purchase contracts
    ------------------------------------------------------------
    Municipal Bonds Index March 1997                  $3,200,000
    ------------------------------------------------------------

(h) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(i) At Dec.31, 1996, the cost of securities for federal income tax purposes was approximately $219,583,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                          $20,312,000
    Unrealized depreciation                             (190,000)
    ----------------------------------------------------------------------
    Net unrealized appreciation                     $ 20,122,000
    ----------------------------------------------------------------------



Investments in securities

IDS Massachusetts Tax-Exempt Fund                                                                    (Percentages represent value of
Dec. 31, 1996 (Unaudited)                                                                        investments compared to net assets)
------------------------------------------------------------------------------------------------------------------------------------

Municipal bonds (97.6%)
------------------------------------------------------------------------------------------------------------------------------------
Name of issuer
and title of issue (b,c,d)                                                      Coupon   Maturity      Principal            Value(a)
                                                                                  rate       year         amount

Bay Transit Authority Series A (Secondary CGIC Insured)                           5.50 %    2021      $  500,000          $  484,375
Bay Transportation Authority General Transportation System
  Refunding Bonds Series 1992B                                                    6.20      2016       1,500,000           1,627,020
Boston City Hospital Refunding Revenue Bonds
  Series B (FHA Insured)                                                          5.75      2023       3,000,000 (f)       2,901,450
Boston City Hospital Pre-Refunded Revenue Bonds
  Series A (FHA Insured)                                                          7.625     2021       1,000,000           1,126,780
Boston General Obligation Bonds
  Series 1991A (MBIA Insured)                                                     6.75      2011         500,000             555,505
Boston General Obligation Refunding Bonds
  Series 1993A (AMBAC Insured)                                                    5.65      2009       1,500,000 (f)       1,543,020
Boston Industrial Development Financing Authority
  Revenue Bonds Massachusetts College of Pharmacy
  Series 1993A (Connie Lee Insured)                                               5.25      2026       1,000,000             923,710
Boston Water & Sewer Commission
  General Pre-Refunded Revenue Bonds
  Senior Series 1991A (FGIC Insured)                                              7.00      2018       1,000,000           1,127,750
Boston Water & Sewer Commission
  General Subordinate Revenue Bonds Series A
  (MBIA Insured)                                                                  6.00      2008         500,000             508,880
Commonwealth General Obligation Consolidated Loan
  Pre-Refunded Bonds
  Series 1990A (FGIC Insured)                                                     7.25      2009         500,000             552,610
Fall River General Obligation Refunding Bonds
  Series 1996 (MBIA Insured)                                                      5.25      2010       1,000,000             981,090
Greater Lawrence Sanitary District North Andover
  General Obligation Bonds                                                        8.50      2005         510,000             533,664
Health & Educational Facilities Authority Refunding
  Revenue Bonds Beth Israel Hospital Series 1989E                                 7.00     2009-14       550,000             585,445
Health & Educational Facilities Authority Revenue Bonds
  Berkshire Health Systems Series A (MBIA Insured)                                7.50      2008         500,000             539,110
Health & Educational Facilities Authority Revenue Bonds
  Berkshire Health Systems Series C                                               5.90      2011       1,000,000             956,280
Health & Educational Facilities Authority Pre-Refunded
  Revenue Bonds Beverly Hospital Series D (MBIA Insured)                          7.30      2019         400,000             436,648
Health & Educational Facilities Authority Revenue Bonds
  Boston College Series J (FGIC Insured)                                          6.625     2021       2,000,000           2,174,220
Health & Educational Facilities Authority Revenue Bonds
  Boston College Series K                                                         5.25      2023       1,000,000             936,300
Health & Educational Facilities Authority Revenue Bonds
  Brigham & Women's Hospital Series C                                             6.75      2021         500,000             526,075
Health & Educational Facilities Authority Revenue Bonds
  Brigham & Women's Hospital Series 1991D                                         6.75      2024       1,000,000           1,071,110
Health & Educational Facilities Authority Revenue Bonds
  Cape Cod Health System Series A (Connie Lee Insured)                            5.25      2021       2,500,000           2,329,250

See accompanying notes to investments in securities.
Health & Educational Facilities Authority Revenue Bonds
  Charlton Memorial Hospital Series 1991B                                         7.25      2013       1,750,000           1,892,223
Health & Educational Facilities Authority Revenue Bonds
  Cooley Dickinson Hospital Issue (AMBAC Insured)                                 5.50      2025       1,250,000           1,209,550
Health & Educational Facilities Authority Revenue Bonds
  Holyoke Hospital Series B                                                       6.50      2015       1,000,000             986,570
Health & Educational Facilities Authority Pre-Refunded
  Revenue Bonds Lahey Clinic Medical Center
  Series A (MBIA Insured)                                                         7.625     2018         500,000             536,320
Health & Educational Facilities Authority Revenue Bonds
  Lahey Clinic Medical Center Series B (MBIA Insured)                             5.625     2015       1,000,000             985,880
Health & Educational Facilities Authority Revenue Bonds
  Melrose-Wakefield Hospital Series 1992B                                         6.375     2016       1,000,000           1,027,850
Health & Educational Facilities Authority Revenue Bonds
  Morton Hospital & Medical Center
  Series B (Connie Lee Insured)                                                   5.25      2014       1,000,000             958,050
Health & Educational Facilities Authority
  Pre-Refunded Revenue Bonds Mount Auburn Hospital
  Series A (MBIA Insured)                                                         7.875     2018         205,000             220,615
Health & Educational Facilities Authority Revenue Bonds
  New England Deaconess Hospital Series 1992D                                     6.625     2012       1,000,000           1,051,770
Health & Educational Facilities Authority Revenue Bonds
  Newton Wellesley Hospital Series 1991D (MBIA Insured)                           7.00      2015       1,000,000           1,105,970
Health & Educational Facilities Authority
  Pre-Refunded Revenue Bonds Northeastern University
  Series 1989C (AMBAC Insured)                                                    7.10      2006       1,000,000           1,082,520
Health & Educational Facilities Authority
  Pre-Refunded Revenue Bonds Northeastern University
  Series E (MBIA Insured)                                                         6.55      2022       1,000,000           1,096,330
Health & Educational Facilities Authority Revenue Bonds
  North Adams Regional Hospital Series 1                                          6.625     2018       1,000,000           1,002,390
Health & Educational Facilities Authority Revenue Bonds
  South Shore Hospital Series 1992D (MBIA Insured)                                6.50      2022       1,000,000           1,075,580
Health & Educational Facilities Authority
  Pre-Refunded Revenue Bonds
  Stonehill College Series 1990D (AMBAC Insured)                                  7.70      2020       1,000,000           1,127,320
Health & Educational Facilities Authority Revenue Bonds
  Suffolk University Series B (Connie Lee Insured)                                6.35      2022       2,495,000           2,627,035
Health & Educational Facilities Authority
  Pre-Refunded Revenue Bonds
  Wentworth Institute of Technology
  Series A (AMBAC Insured)                                                        7.40      2010        750,000              833,663
Health & Educational Facilities Authority Revenue Bonds
  Valley Regional Health System
  Series C (Connie Lee Insured)                                                   5.75      2018       1,000,000             998,780
Health & Educational Facilities Authority Revenue Bonds
  Wentworth Institute of Technology
  Series B (Connie Lee Insured)                                                   5.50      2023       1,500,000           1,411,380
Industrial Finance Agency Assumption College Revenue Bonds
  Series 1996 (Connie Lee Insured)                                                6.00      2026       1,000,000           1,024,210
Industrial Finance Agency Pollution Control
  Refunding Revenue Bonds
  Eastern Edison Series 1993                                                      5.875     2008       2,000,000           1,961,580
Industrial Finance Agency Resource Recovery Revenue Bonds
  Ogden Haverhill Series 1986A (AMBAC Insured) A.M.T.                             7.375     2011         175,000             179,011
Industrial Finance Agency Resource Recovery Revenue Bonds
  SEMASS Series 1991A                                                             9.00      2015       1,500,000           1,671,120
Industrial Finance Agency Revenue Bonds
  Museum of Science
  Series 1989 (FSA Insured)                                                       7.30      2009       1,000,000           1,100,830
Leominster General Obligation Bonds (MBIA Insured)                                7.50      2009       1,000,000           1,113,260
Mansfield General Obligation Bonds (AMBAC Insured)                                6.70      2011       1,000,000           1,094,690
Municipal Wholesale Electric Power Supply System
  Pre-Refunded Revenue Bonds Series 1992B                                         6.75      2017       1,395,000           1,566,822
Municipal Wholesale Electric Power Supply System
  Refunding Revenue Bonds Series B (MBIA Insured)                                 4.75      2011       1,750,000           1,605,258
Municipal Wholesale Electric Power
  Supply System Revenue Bonds
  Special Pars & Inflows (AMBAC Insured)                                          5.45      2018       1,600,000           1,527,920
Nantucket General Obligation Bonds                                                6.80      2011       1,000,000           1,094,160
New Bedford General Obligation Bonds
  Series 1995 (AMBAC Insured)                                                     5.50      2015         700,000             690,263
North Andover General Obligation Bonds (MBIA Insured)                             7.35      2008         310,000             346,003
Port Authority Revenue Bonds
  Series 1990A (FGIC Insured) A.M.T.                                              7.50      2020       1,000,000           1,100,260
Southeastern University Building Refunding Revenue Bonds
  Series A (AMBAC Insured)                                                        5.75      2016       1,250,000           1,264,450
Southern Berkshire Regional School District Unlimited Tax
  General Obligation Pre-Refunded Bonds (AMBAC Insured)                           7.55      2010       1,000,000           1,117,000
State Education Loan Authority
  Educational Loan Revenue Bonds
  Issue E Series B (AMBAC Insured) A.M.T.                                         6.00      2012       1,000,000           1,025,460
State General Obligation Consolidated Loan Bonds
  Series 1991A (FGIC Insured)                                                     6.00      2011       1,095,000           1,164,138
State Housing Finance Agency Single Family Housing
  Revenue Bonds Series 13 A.M.T.                                                  7.95      2023         475,000             508,022
State Housing Finance Authority Residential
  Development Bonds Series 1992A (FNMA Insured)                                   6.875     2011       1,000,000           1,065,550
State Housing Finance Authority
  Single Family Mortgage Housing Revenue Bonds Series 4                           7.375     2014         430,000 (f)         441,038
State Housing Finance Authority
   Single Family Mortgage Housing Revenue Bonds Series 7 A.M.T.                   8.10      2020         245,000             255,109
State Water Resource Authority Revenue Bonds
  Series A (Secondary MBIA Insured)                                               5.50      2022       1,100,000           1,060,532
University of Lowell Building Authority Facilities Revenue Bonds
  4th Series A                                                                    7.40      2007         125,000             131,317
University of Lowell Building Authority Facilities Revenue Bonds
  4th Series A                                                                    7.60      2012          50,000              52,608
University of Massachusetts Building Authority Revenue Bonds
  Series A (FSA Insured)                                                          7.50      2014         500,000             533,480
University of Massachusetts Building Authority Revenue Bonds
  Series A Escrowed to Maturity                                                   7.50      2011         120,000             135,936
Water Resource Authority General Pre-Refunded Revenue Bonds
  Series 1990A                                                                    7.625     2014         500,000             559,155
Water Resource Authority General Pre-Refunded Revenue Bonds
  Series 1991A                                                                    6.50      2019       1,000,000           1,108,040
Water Resource Authority General Revenue Bonds
  Series 1993B (MBIA Insured)                                                     5.00      2022       1,365,000           1,238,000
Water Resource Authority General Revenue Bonds
  Series 1993C                                                                    5.25      2020       1,400,000           1,309,560
Worcester General Obligation Refunding Bonds
  Series 1995G (MBIA Insured)                                                     5.30      2015       1,000,000             974,700

------------------------------------------------------------------------------------------------------------------------------------
Total municipal bonds
(Cost: $69,082,326)                                                                                                      $73,669,570
------------------------------------------------------------------------------------------------------------------------------------


Short-term security (0.4%)
--------------------------------------------------------------------------------
Issuer (d,e)                    Effective             Amount            Value(a)
                                    yield         payable at
                                                    maturity
--------------------------------------------------------------------------------
Municipal note
State General Obligation Series B V.R.
  12-01-97                          4.80%           $300,000           $300,000
--------------------------------------------------------------------------------
Total short-term security
(Cost: $300,000)                                                       $300,000
--------------------------------------------------------------------------------
Total investments in securities
(Cost: $69,382,326)(g)                                              $73,969,570
--------------------------------------------------------------------------------
Notes to investments in securities
--------------------------------------------------------------------------------
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

    Rating                              12-31-96                       06-30-96
--------------------------------------------------------------------------------
    AAA                                      66%                            66%
    AA                                        9                              9
    A                                        15                             16
    BBB                                       8                              7
    BB and below                              2                              2
    Non-rated                                --                             --
    Total                                   100%                           100%
    ----------------------------------------------------------------------------

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:
    AMBAC    -- American Municipal Bond Association Corporation
    CGIC     -- Capital Guaranty Insurance Company
    FGIC     -- Financial Guarantee Insurance Corporation
    FHA      -- Federal Housing Authority
    FNMA     -- Federal National Mortgage Association
    FSA      -- Financial Security Assurance
    MBIA     -- Municipal Bond Investors Assurance
(d) The following abbreviations are used in portfolio descriptions:
    AMT      -- Alternative Minimum Tax -- As of Dec. 31, 1996, the value of securities subject to alternative tax represented 4.1% of net assets.
    V.R. -- Variable Rate
(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parenthesis, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1996.
(f) Partially or fully pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                                Notional amount

Purchase contracts
--------------------------------------------------------------------------------
Municipal Bonds Index March 1997                                       $900,000
--------------------------------------------------------------------------------

(g) At Dec. 31, 1996, the cost of securities for federal income tax purposes was approximately $69,334,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $4,841,000
Unrealized depreciation                                                (205,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $4,636,000
--------------------------------------------------------------------------------


Investments in securities

IDS Michigan Tax-Exempt Fund                                                                         (Percentages represent value of
Dec. 31, 1996 (Unaudited)                                                                        investments compared to net assets)
------------------------------------------------------------------------------------------------------------------------------------

Municipal bonds (98.2%)
------------------------------------------------------------------------------------------------------------------------------------

Name of issuer and                                                              Coupon  Maturity       Principal           Value(a)
title of issue (b,c,d)                                                            rate      year          amount
------------------------------------------------------------------------------------------------------------------------------------
Albion Public School District Unlimited Tax General Obligation Bonds             5.125%     2021      $1,000,000         $   923,380
Auburn Hills Limited Tax General Obligation
  Street Improvement Bonds                                                        6.00      2004         200,000 (f)         207,040
Battle Creek Calhoun County
  Downtown Development Authority Bonds Series 1994                                7.65      2022       1,250,000           1,418,112
Battle Creek Water Supply System
  Pre-Refunded Revenue Bonds Series 1990B                                         6.375    2008-10     1,640,000           1,733,234
Buena Vista School District Saginaw County
  School Building & Site Unlimited Tax
  General Obligation Pre-Refunded Bonds Series 1991                               7.20      2016       1,500,000 (f)       1,688,145
Chelsea General Pre-Refunded Obligation Bonds (MBIA Insured)                      8.20      2006         145,000             154,212
Comstock Park Public School Kent County Unlimited Tax
  General Obligation Pre-Refunded Bonds Series 1989                               6.00      2016         400,000             422,896
Comstock Park Public School Kent County Unlimited Tax
  General Obligation Pre-Refunded Bonds Series 1989                               6.875     2010         260,000             279,885
Detroit General Obligation Pre-Refunded Bonds
  Distributable State Aid Series 1989 (AMBAC Insured)                             7.20      2009       1,000,000           1,085,730
Detroit Sewer Disposal Pre-Refunded Revenue Bonds                                 8.00      2008         500,000             520,705
Detroit Sewer Disposal Revenue Bonds
  (FGIC Insured)                                                                  5.70      2023       2,000,000 (f)       1,967,780
Detroit Unlimited Tax General Obligation Bonds Pre-Refunded Series A              7.25      2009       1,000,000           1,082,730
Detroit Unlimited Tax General Obligation Bonds Pre-Refunded Series A              8.625     2007         100,000             103,200
Detroit Unlimited Tax General Obligation Bonds Pre-Refunded Series 1988A          7.875     2008         700,000             746,592
Detroit Unlimited Tax General Obligation Bonds Series A (FGIC Insured)            5.50      2016       1,000,000             979,000
Detroit Unlimited Tax General Obligation Bonds Series 1995A                       6.80      2015       1,000,000           1,135,010
Detroit Downtown Development Authority Development Area
  Project #1 Tax Increment Series 1996D
  (Junior Lien)                                                                   6.50      2025       1,000,000           1,022,760
Detroit Water Supply System Revenue Second Lien
  Bonds Series 1995A (MBIA Insured)                                               5.50      2025       1,500,000           1,472,475
Detroit Water Supply System Pre-Refunded Revenue Bonds
  Series 1988 (MBIA Insured)                                                      7.875     2008         400,000             430,592
East Lansing School District School Building & Site
  Unlimited Tax General Obligation Pre-Refunded Bonds Series 1991                 6.625     2014       1,000,000           1,100,270
Farmington Hills Hospital Finance Authority
  Revenue Bonds Botsford General Hospital
  Series 1992A (MBIA Insured)                                                     6.50      2022       1,500,000           1,608,255
Ferris State University Board of Trustees
  General Revenue & Refunding Bonds
  Series 1995 (MBIA Insured)                                                      5.25      2020       1,000,000             949,210
Forest Hills School District Unlimited Tax
  General Obligation Pre-Refunded Bonds                                           7.375     2015       1,000,000           1,101,500
Frenchtown Resort Drainage District Monroe County Drain
  Pre-Refunded Revenue Bonds Series 1987                                          7.50     2011-12       615,000             669,624

See accompanying notes to investments in securities.





Garden City School District Authority
  Pre-Refunded Revenue Bonds                                                      7.80      2010         305,000             329,537
Genesee County General Obligation Bonds Sewer Disposal System
  Series A (AMBAC Insured)                                                        5.40      2015       1,400,000           1,372,826
Grand Ledge Public Schools Unlimited Tax General Obligation
  Refunding Bonds Counties of Eaton, Clinton & Ionia
  Series 1995 (MBIA Insured)                                                      5.375     2024       2,000,000           1,926,400
Grand Rapids Community College Limited Tax General Obligation Bonds
  Series 1996 (MBIA Insured)                                                      5.375     2019       1,000,000             971,440
Grand Rapids Tax Increment Revenue Bonds
  Series 1994 (MBIA Insured)                                                      6.875     2024         380,000             425,927
Grand Rapids Water Supply System Improvement
  Pre-Refunded Revenue Bonds Series 1988                                          7.875     2018         700,000             742,028
Grand Rapids Water Supply System Improvement
  Pre-Refunded Revenue Bonds Series 1990 (FGIC Insured)                           7.25      2020       1,250,000           1,375,875
Inkster School District Unlimited Tax General Obligation
  Pre-Refunded Bonds (AMBAC Insured)                                              7.00      2018         450,000             493,034
Isoco County Water Supply System Limited Tax
  General Obligation Bonds (AMBAC Insured)                                        5.50     2008-10       575,000             588,831
Kent County Hospital Pre-Refunded Revenue Bonds
  Butterworth Hospital Series 1989A                                               7.25      2013         500,000             539,975
Kent County Refuse Disposal System Limited Tax
  General Obligation Refunding Bonds Series 1987                                  8.40      2010         150,000             158,292
Lake Orion School District General Obligation Bonds
  (AMBAC Insured)                                                                 5.50      2020       1,000,000             983,150
Lincoln Park School Distict Wayne County School Building & Site
  Unlimited Tax General Obligation Bonds (FGIC Insured)                           5.90      2026       1,000,000           1,025,680
Marquette Hospital Finance Authority Pre-Refunded Revenue Bonds
  Marquette General Hospital Series 1989C                                         7.50     2007-19       825,000             898,565
Mason Public Schools Unlimited Tax General Obligation Bonds
  County of Ingham School Building & Site Bonds
  Series 1995 (FGIC Insured)                                                      5.40      2021       1,760,000           1,704,314
Monroe County Pollution Control Revenue Bonds Detroit Edison
  Fermi Plants Series 1990I (FGIC Insured) A.M.T.                                 7.65      2020       1,000,000           1,108,630
Monroe County Pollution Control Revenue Bonds Detroit Edison
  Fermi 2 Plants Series CC (AMBAC Insured) A.M.T.                                 7.50      2019       1,750,000           1,932,420
Muskegon Hospital Finance Authority Refunding Revenue Bonds
  Hackley Hospital Series 1988A                                                   8.00      2008         400,000             420,188
Northville Public Schools Unlimited Tax
  General Obligation Bonds Series 1991B                                           7.00      2008       1,500,000           1,666,365
Ovid-Elsie School District Unlimited Tax
  General Obligation Bonds (Secondary MBIA Insured)                               5.60      2021       1,000,000             986,840
Redford General Obligation Bonds (MBIA Insured)                                   5.25      2016       1,450,000           1,400,483
Richmond Limited Obligation Refunding Revenue Bonds
  K mart Series A                                                                 6.625     2007         530,000             528,659
Rochester Hill Unlimited Tax General Obligation Bonds
  Series 1990A                                                                    6.00     2009-10       735,000             757,667
Rockford Public Schools Kent County Unlimited Tax
  General Obligation Pre-Refunded Revenue Bonds                                   7.375     2019       1,000,000           1,101,500
Romulus Township School District Unlimited Tax
  General Obligation Refunding Bonds (FGIC Insured)                               5.75      2022       2,500,000           2,512,925
St. Louis Public Schools Unlimited Tax
  General Obligation Refunding Revenue Bonds
  Counties of Gratiot, Midland & Isabella Series 1995 (FGIC Insured)              5.25      2024         755,000             717,167
Schoolcraft Community School District County of Kalamazoo School Building
  and Site Unlimited General Obligation Bonds Series 1996 (FGIC Insured)          5.375     2026       1,000,000             964,900
South Lake District Unlimited Tax General Obligation Pre-Refunded Bonds           6.80      2010         355,000             392,516
South Redford School District Unlimited General Obligation Bonds
  Series 1996 (FGIC Insured)                                                      5.50      2022       1,000,000             982,480
State Building Authority Refunding Revenue Bonds Series 1991I                     6.25      2020       2,200,000           2,277,990
State Hospital Finance Authority Revenue Bonds





  St. Johns Hospital & Medical Center (AMBAC Insured)                             5.25      2026       1,400,000           1,331,610
State Hospital Finance Authority Revenue Bonds
  Central Michigan Community Hospital                                             6.25      2027       1,000,000             984,040
State Hospital Finance Authority Hospital Pre-Refunded Revenue Bonds
  Detroit Medical Center Series 1988A                                             8.125     2012         310,000             335,417
State Hospital Finance Authority Hospital Pre-Refunded Revenue Bonds
  McLaren Obligated Group Series 1991A                                            7.50      2021       1,750,000           2,000,233
State Hospital Finance Authority Hospital Refunding Revenue Bonds
  Detroit Medical Center Series A                                                 6.25      2013       1,200,000           1,234,500
State Hospital Finance Authority Hospital Refunding Revenue Bonds
  Detroit Medical Center Series 1988A                                             8.125     2012          90,000              96,261
State Hospital Finance Authority Hospital Refunding Revenue Bonds
  Detroit Medical Center Pre-Refunded Series 1988B                                8.00      2008         500,000             540,040
State Hospital Finance Authority Hospital Refunding Revenue Bonds
  Sinai Hospital of Greater Detroit Series 1995                                   6.70      2026       1,000,000           1,011,010
State Hospital Finance Authority Pre-Refunded Revenue Bonds
  Oakwood Hospital Group Series 1990A (FGIC Insured)                              7.10      2018       1,000,000           1,105,600
State Hospital Finance Authority Pre-Refunded Revenue Bonds
  Henry Ford Hospital Series 1990A                                                7.00      2010       1,000,000           1,102,380
State Hospital Finance Authority Revenue Bonds
  Presbyterian Villages of Michigan Obligated Group
  Series 1995                                                                     6.50      2025       1,000,000           1,006,400
State Public Power Agency Belle River
  Refunding Revenue Bonds Series A                                                5.25      2018       1,000,000             937,170
State Strategic Fund Limited Tax Obligation Refunding Revenue Bonds
  Detroit Edison Series 1990BB (MBIA Insured)                                     7.00      2008       1,000,000           1,162,260
State Strategic Fund Limited Tax Obligation Refunding Revenue Bonds
  Detroit Edison Series 1992BB (FGIC Insured)                                     6.50      2016       1,500,000           1,613,865
State Strategic Fund Limited Tax Obligation Refunding Revenue Bonds
  Escrowed to Maturity Oxford Institute                                           7.875     2005         150,000             170,553
State Strategic Fund Limited Tax Obligation Refunding Revenue Bonds
  Ford Motor Series 1991A                                                         7.10      2006       1,650,000 (f)       1,890,669
State Strategic Fund Limited Tax Obligation Revenue Bonds
  Great Lakes Pulp & Fibre A.M.T.                                                10.25      2016       1,000,000             567,490
State Trunk Line Bonds Series A (FGIC Insured)                                    5.75      2020       1,065,000           1,071,294
State University Revenue Bonds Series A                                           5.50      2022         560,000             537,690
Taylor Tax Increment Finance Authority Bonds
  Series 1989A (MBIA Insured)                                                     6.00     2007-09     1,205,000           1,232,267
Troy City Downtown Development Authority County of Oakland
  Development Bonds Series 1995A (Asset Guaranty)                                 6.375     2018       1,500,000           1,583,340
Van Buren Township Tax Increment Revenue Bonds
  Series 1994                                                                     8.40      2016       1,000,000           1,126,920
Waterford School District Unlimited Tax General Obligation Bonds
  Series Q                                                                        6.25      2013         340,000             352,777
Wayne County Airport Revenue Bonds Detroit Metropolitan Airport
  Series 1990A (AMBAC Insured) A.M.T.                                             7.00      2020       1,080,000           1,180,580
Willow Run Community Schools Unlimited General Obligation Refunding Bonds
  Series 1996 (AMBAC Insured)                                                     5.00      2016       2,000,000           1,872,680
Wyandotte Electric Pre-Refunded Revenue Bonds
  Series 1987 (AMBAC Insured)                                                     7.875     2017         300,000             315,441
------------------------------------------------------------------------------------------------------------------------------------
Total municipal bonds
(Cost: $74,381,261)                                                                                                      $80,451,428
------------------------------------------------------------------------------------------------------------------------------------



Short-term security (0.2%)
--------------------------------------------------------------------------------
Issuer (d,e)                     Effective             Amount           Value(a)
                                     yield         payable at
                                                     maturity
--------------------------------------------------------------------------------
Municipal note
State Strategic Fund Consumer Power Company
  Series 1988A V.R.
  04-15-18                            4.95%          $200,000        $   200,000
--------------------------------------------------------------------------------
Total short-term security
(Cost: $200,000)                                                     $   200,000
--------------------------------------------------------------------------------
Total investments in securities
(Cost: $74,581,261)(g)                                               $80,651,428
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Notes to investments in securities
--------------------------------------------------------------------------------
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                                        (Unaudited)
    Rating                                 12-31-96                     06-30-96
    ----------------------------------------------------------------------------
    AAA                                         73%                          71%
    AA                                          11                           12
    A                                            5                            6
    BBB                                         10                            9
    BB and below                                 1                            2
    Non-rated                                   --                           --
    ----------------------------------------------------------------------------
    Total                                      100%                         100%
    ----------------------------------------------------------------------------

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:
    AMBAC      -- American Municipal Bond Association Corporation
    FGIC       -- Financial Guarantee Insurance Corporation
    MBIA       -- Municipal Bond Investors Assurance
(d) The following abbreviations are used in portfolio descriptions:
    A.M.T.     -- Alternative Minimum Tax - As of Dec. 31, 1996, the value of securities subject to alternative minimum tax represented
                  5.8% of net assets.
    V.R.       -- Variable Rate
(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parenthesis, after a day or a week's notice. The marturity date disclosed reporsents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1996.
(f) Partially or fully pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

    Type of security                                           Notional amount

    Purchase contracts
    --------------------------------------------------------------------------
    Municipal Bonds Index March 1997                                $1,000,000
    --------------------------------------------------------------------------

(g) At Dec. 31, 1996, the cost of securities for federal income tax purposes was approximately $74,538,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                         $6,548,000
    Unrealized depreciation                                           (435,000)
    --------------------------------------------------------------------------
    Net unrealized appreciation                                     $6,113,000
    --------------------------------------------------------------------------



Investments in securities
                                                                                                     (Percentages represent value of
IDS Minnesota Tax-Exempt Fund                                                                    investments compared to net assets)
Dec. 31, 1996 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

Municipal bonds (100.0%)
------------------------------------------------------------------------------------------------------------------------------------
Name of issuer and                                                           Coupon     Maturity       Principal            Value(a)
title of issue (b,c,d)                                                         rate         year          amount
------------------------------------------------------------------------------------------------------------------------------------
Anoka County General Obligation Capital Improvement
  Revenue Bonds Series 1989B                                                   7.00 %     2007-10     $7,950,000          $8,329,374
Anoka County Resource Recovery Revenue Bonds
  Northern States Power Series 1985                                            7.15         2008       3,750,000           4,013,063
Becker Pollution Control Revenue Bonds
  Northern States Power Sherburne County
  Generating Station Units 1 & 2 Series 1987A                                  7.25         2005       2,000,000           2,004,500
Becker Solid Waste Disposal Facility
  Revenue Bonds Liberty Paper Series 1994B A.M.T.                              9.00         2015       3,825,000           4,029,791
Bemidji Hospital Facilities 1st Mortgage Revenue Bonds
  North Country Health Services Series 1991                                    7.00         2021       1,755,000           1,967,776
Bloomington Community Development
  Refunding Revenue Bonds Note 24th Avenue Motel                               8.50         2005       1,776,938           1,794,708
Brooklyn Center Tax Credit Investor Refunding Revenue Bonds
  Four Courts Apartment Project Series 1995B A.M.T.                            7.58         2009       2,450,000           2,471,977
Burnsville Multi-family Housing
  Refunding Revenue Bonds
  FHA-Summit Park Apartments Series 1993                                       6.00         2033       4,000,000           4,015,840
Columbia Heights Multi-family Housing Revenue Bonds
  Crestview Lutheran Home Royce Place Series 1991                             10.00         2032         560,000             597,402
Columbia Heights Multi-family Housing Revenue Bonds
  Crestview Lutheran Home Royce Place
  Series 1991 (FHA Insured)                                                    7.75         2032       2,730,000           2,859,893
Duluth Economic Development Authority
  Health Care Facility Pre-Refunded Revenue Bonds
  Benedictine Health System
  St. Mary's Medical Center Series 1990                                        8.375        2020       2,000,000           2,266,840
Duluth Hospital Facilities St. Lukes Hospital
  Pre-Refunded Revenue Bonds Series 1988                                       9.00         2018       2,500,000           2,712,575
Duluth Housing and Redevelopment Authority 1st Mortgage
  Revenue Bonds Lakeshore Lutheran Home                                        8.25         2009         125,000             125,219
Eden Prairie Housing Development Refunding Revenue Bonds
  Eden Commons Series 1990 (FHA Insured)                                       8.25         2025       6,230,000           6,377,215
Edina Hospital System Revenue Bonds
  Fairview Hospital & Health Care Services
  Series 1989A                                                                 7.125        2019       2,500,000           2,667,000
Edina Multi-family Housing Revenue Bonds
  Walker Assisted Living Series 1991                                           9.00         2031       6,700,000           7,352,044
Faribault Rice & Goodhue County
  Independent School District #656
  General Obligation School Building Bonds
  Series 1995 (CGIC Insured)                                                   5.75         2015       6,900,000           7,016,127
Faribault Single Family Mortgage
  Refunding Revenue Bonds Series 1991A                                         7.50         2011       1,985,000           2,080,359

See accompanying notes to investments in securities.
Farmington Independent School District #192
   Unlimited General Obligation Bonds
   Series 1994 (AMBAC Insured)                                                 5.125        2015       1,000,000             956,230
Farmington Independent School District #192
   Series A (FSA Insured)                                                      5.30         2020       2,500,000           2,405,850
Fergus Falls Health Care Facilities Revenue Bonds
  LRHC Long-Term Care Facility Series 1995                                     6.50         2025       1,500,000           1,528,650
Hennepin County Lease Revenue
  Certificate of Participation
  Series 1991                                                                  6.80         2017       7,250,000           7,856,390
Hopkins Revenue Bonds Blake School                                             6.70         2024       3,120,000           3,439,457
Hubbard County Solid Waste Disposal Revenue Bonds
  Potlatch Series 1989 A.M.T.                                                  7.375        2013       5,610,000           5,996,529
International Falls Solid Waste Disposal
  Revenue Bonds Boise Cascade
  Series 1990 A.M.T.                                                           7.75         2015       4,000,000           4,194,760
Little Canada Multi-family Housing Revenue Bonds
  Provinces of Little Canada
  Series 1996 A.M.T.                                                           7.00         2027       3,885,000           3,846,189
Mahtomedi Multi-family Housing
  Briarcliff Revenue Bonds A.M.T.                                              7.35         2036       2,290,000           2,330,487
Maplewood Care Institute Series 1994                                           7.75         2024       3,830,000           3,924,907
Maplewood Multi-family Housing
  Revenue Bonds Maplewood (FHA Insured) A.M.T.                                 7.75         2021       2,060,000           2,075,944
Maplewood Multi-family Housing
  Carefree Cottages of Maplewood III
  Refunding Revenue Bonds Series 1995 A.M.T.                                   7.20         2032       2,900,000           2,888,864
Minneapolis & St. Paul Housing Board
  Multi-family Mortgage Revenue Bonds
  GNMA Collateral Mortgage Revenue Loan
  Riverside Plaza Series 1988 A.M.T.                                           8.25         2030       3,945,000           4,137,161
Minneapolis Community Development Agency
  Limited Tax Supported Development
  Revenue Common Bond Fund
  Series 1996-01                                                               6.00         2011         980,000             976,198
Minneapolis General Obligation Refunding Bonds
  Sports Arena Series 1996                                                     5.125        2020       4,000,000           3,822,520
Minneapolis General Obligation Bonds
  Sports Arena Series 1996                                                     5.20         2024       2,940,000           2,823,047
Minneapolis Hospital Facility
  Pre-Refunded Revenue Bonds
  Lifespan Incorporated Series 1987A                                           8.125        2017       3,630,000           3,742,530
Minneapolis Hospital Facility
  Pre-Refunded Revenue Bonds
  Lifespan Incorporated Series 1989A                                           7.00         2014       5,000,000           5,464,550
Minneapolis & St. Paul Housing &
  Redevelopment Authority
  Health Care System Revenue Bonds
  Healthspan Series 1993 (AMBAC Insured)                                       4.75         2018      13,500,000          11,861,370
Minneapolis & St. Paul Housing &
  Redevelopment Authority
  Health Care System Revenue Bonds
  Series 1995A (CGIC Insured)                                                  5.50         2025       2,500,000           2,443,450
Minneapolis Nursing Home Revenue Bonds
  Walker Cityview & Southview
  Series 1992                                                                  8.50         2022       5,460,000           5,880,966
Minnetonka Multi-family Housing
  Refunding Revenue Bonds Cedar Hill West
  (FHA Insured)                                                                7.75         2026       5,510,000           5,696,183
Minnetonka Multi-family Housing Revenue Bonds
  The Cedar Hills Series 1985 Inverse Floater                                  7.50         2017         500,000 (f)         518,005
New Brighton Tax Credit Investor Revenue Bonds
  Polynesian Village Apartments Series 1995B A.M.T.                            7.75         2009       2,355,000           2,399,133
North Branch School District
   Unlimited Tax General Obligation Bonds
   Series 1995A (FGIC Insured)                                                 5.625        2017         500,000             499,080
Northern Municipal Power Agency Electric System
  Refunding Revenue Bonds
  Series 1989A                                                                 7.25         2016       5,475,000           5,815,600
Northern Municipal Power Agency Electric System
  Pre-Refunded Revenue Bonds
  Series 1989A (AMBAC Insured)                                                 7.40         2018       1,000,000           1,082,780
Northern Municipal Power Agency Electric System
  Pre-Refunded Revenue Bonds
  Series 1989B (AMBAC Insured)                                                 7.40         2018       1,800,000           1,929,564
North St. Paul General Obligation School Bonds                                 5.125        2025       3,500,000           3,327,590
Owatanna Public Utilities
  Pre-Refunded Revenue Bonds Series 1991                                       6.75         2016       1,000,000           1,085,720
Plymouth Multi-family Housing Revenue Bonds
  Harbor Lane Apartments Series 1993
  (Asset Guaranty Insured) A.M.T.                                              5.90         2013       2,325,000           2,335,742
Richfield Independent School District #280
  Unlimited Tax General Obligation
  School Building Bonds Series 1993C
  Inverse Floater (FGIC Insured)                                               6.58         2010       3,300,000 (f)       3,312,375
Richfield Independent School District #280
  Unlimited Tax General Obligation
  School Building Bonds Series 1993C Trust
  Inverse Floater (FGIC Insured)                                               6.675        2012       2,510,000 (f)       2,525,688
Richfield Multi-family Housing
   Refunding Revenue Bonds
   Village Shores Apartments Project
   Series 1996                                                                 7.625        2031       3,000,000           3,037,680
Robbinsdale Hospital Pre-Refunded Revenue Bonds
  North Memorial Medical Center
  Series 1989 (AMBAC Insured)                                                  7.375        2019       2,200,000           2,379,300
Robbinsdale Multi-family Housing Revenue Bonds
   Series 1996A A.M.T.                                                         7.35         2031       3,260,000           3,239,429
Rochester Health Care Facility Revenue Bonds
  Mayo Foundation Series A                                                     4.95         2019       5,000,000           4,465,750
Rochester Multi-family Housing Development
  Revenue Bonds Civic Square
  Series 1991 (FHA Insured) A.M.T.                                             7.45         2031       4,400,000           4,656,564
Roseville Health Care Facility
  Refunding Revenue Bonds
  Presbyterian Homes of Minnesota Series 1987                                  7.50         2007       2,250,000           2,304,562
Rush City Independent School District #139
  Unlimited Tax School Building
  Refunding Bonds School Credit Enhancement Program                            5.25         2018       2,595,000           2,543,022
St. Cloud Hospital Facility
  Refunding Revenue Bonds Series 1996B (AMBAC Insured)                         5.00         2020       3,000,000           2,792,280
St. Cloud Hospital Facility
  Refunding Revenue Bonds Series B (AMBAC Insured)                             5.00         2012       2,900,000           2,770,457
St. Cloud Hospital Facility Revenue Bonds
  St. Cloud Hospital Series 1990B
  (AMBAC Insured)                                                              7.00         2020       5,000,000 (h)       5,590,300
St. Cloud Hospital Facility Refunding Revenue Bonds
  Series C (AMBAC Insured)                                                     5.30         2020       1,515,000           1,432,766
St. Louis Park Health Care Facilities Revenue Bonds
  Healthsystem Minnesota Obligated Group
  Series 1993 (AMBAC Insured)                                                  5.20         2023       5,000,000           4,666,750
St. Louis Park Health Care Facilities Revenue Bonds
  Healthsystem Minnesota Obligated Group Series 1993B
  Inverse Floater (AMBAC Insured)                                              6.175        2013       7,000,000 (f)       6,247,500
St. Louis Park Health Care Facilities
  Pre-Refunded Revenue Bonds
  Park Nicollet Medical Center Series 1990A                                    9.25         2020       4,000,000           4,614,440
St. Louis Park Health Care Facilities
  Pre-Refunded Revenue Bonds
  Park Nicollet Medical Center Series 1991A                                    8.625        2021       2,000,000           2,298,700
St. Louis Park Multi-family Housing
  Revenue Refunding Bonds
  Park Blvd Towers Series 1996A                                                7.00         2031       3,985,000           4,027,679
St. Louis Park Multi-family Rental Housing
  Revenue Bonds Mortgage Loan
  Community Housing & Services
  Series 1985 (FHA Insured)                                                    7.375        2028       2,250,000           2,329,672
St. Paul & Minneapolis Housing &
  Redevelopment Authority Health Care
  Facility Revenue Bonds Group Health Plan Series 1992                         6.75         2013      10,500,000 (h)      11,395,755
St. Paul Housing & Development Bonds
  Highland Retirement (FHA Insured)                                            7.50         2026       5,210,000 (e)       4,871,350
St. Paul Housing & Redevelopment Authority
  Hospital Facility Revenue Bonds
  St. Paul Ramsey Medical Center (AMBAC Insured)                               5.55         2023       4,000,000           3,902,360
St. Paul Housing & Redevelopment Authority
  Commercial Development
  Refunding Revenue Bonds Beverly Enterprises
  Series 1992                                                                  7.75         2002       2,355,000           2,412,745
St. Paul Housing & Redevelopment Authority
  Health Care Facility Revenue Bonds
  Lyngblomsten Care Center Series 1993A                                        7.125        2017       1,880,000           1,931,869
St. Paul Housing & Redevelopment Authority
  Health Care Facility Revenue Bonds
  Lyngblomsten Care Center Series 1993A                                        9.60         2006         950,000             967,936
St. Paul Housing & Redevelopment Authority
  Health Care Facility
  Multi-family Rental Housing Revenue Bonds
  Lynblomsten 1993B                                                            7.00         2024       1,890,000           1,866,942
St. Paul Housing & Redevelopment Authority
  Sales Tax Revenue Bonds
  Civic Center (Secondary MBIA Insured)                                        5.55         2023       7,500,000           7,400,475
St. Paul Housing & Redevelopment Authority
  Single Family Mortgage
  Refunding Revenue Bonds Middle Income Phase II
  FNMA Mortgage Backed                                                         6.80         2028       3,460,000           3,689,467
St. Paul Port Authority Unlimited Tax
  General Obligation Bonds                                                     5.125        2024       2,770,000           2,590,892
Shoreview Senior Housing Revenue Bonds
  Series 1996                                                                  7.25         2026       2,700,000           2,667,519
Southern Minnesota Municipal Power Agency
  Power Supply System
  Revenue Bonds Zero Coupon
  Series 1994A (MBIA Insured)                                                  6.67         2019      19,500,000 (g)       5,626,725
Southern Minnesota Municipal Power Agency
  Power Supply System
  Revenue Bonds Zero Coupon
  Series 1994A (MBIA Insured)                                                  6.88         2022      12,000,000 (g)       2,915,760
Southern Minnesota Municipal Power Agency
  Pre-Refunded Bonds Series 1988A                                              8.125        2018       1,315,000           1,397,056
Southern Minnesota Municipal Power Agency
  Pre-Refunded Bonds Series 1988B                                              8.125        2018       1,000,000           1,062,400
Southern Minnesota Municipal Power Agency
  Pre-Refunded Revenue Bonds
  Escrowed to Maturity Series A (Secondary MBIA Insured)                       5.75         2018       1,970,000           1,967,143
Southern Minnesota Municipal Power Agency
  Revenue Bonds (Secondary MBIA Insured)                                       4.75         2016       6,415,000           5,740,783
Southern Minnesota Municipal Power Agency
  Un-Refunded Balance Power Revenue Bonds Series A                             5.75         2018       1,895,000           1,861,023
Spring Park Health Care Facility
  Revenue Bonds Twin Birch Health Care Center
  Series 1991                                                                  8.25         2011       1,780,000           1,904,547
State General Obligation Various Purpose
  Pre-Refunded Bonds Series 1990                                               7.00         2009       7,850,000           8,543,862
State General Obligation Various Purpose
  Pre-Refunded Bonds Series 1991                                               6.70         2011       8,000,000           8,742,640
State Higher Education Facilities Authority
  Augsburg College Mortgage Revenue Bonds
  Series 4-F1                                                                  6.25         2023       1,750,000           1,786,873
State Higher Education Facility Authority
  Mortgage Pre-Refunded Revenue Bonds
  St. Mary's College Series 2-M                                                8.375        2017       1,000,000           1,090,430
State Housing Facility Authority
  Housing Finance Agency Housing Development
  Single Family Mortgage Bonds Series B                                        7.25         2016         325,000             332,319
State Housing Finance Agency
  Single Family Mortgage Bonds
  Series 1989A A.M.T.                                                          8.00         2029       1,210,000           1,257,444
State Housing Finance Agency
  Single Family Mortgage Bonds
  Series 1990A A.M.T.                                                          7.95         2022       3,210,000           3,391,526
State Housing Finance Agency
  Single Family Mortgage Bonds
  Series 1991A A.M.T.                                                          7.45         2022       3,575,000           3,748,745
State Housing Finance Agency
  Single Family Mortgage Bonds Series 1992A                                    6.95         2016       2,930,000           3,088,923
State Housing Finance Agency
  Single Family Mortgage Revenue Bonds
  Series L A.M.T.                                                              6.70         2020       1,060,000           1,096,877
State Public Facilities Authority
  Water Pollution Control Revenue Bonds
  Series 1989A                                                                 7.00         2009       6,250,000           6,739,625
State University Board of Regents
  General Obligation Inverse Floater Bonds
  Series 1993A Bonds                                                           5.82         2003       5,000,000 (f)       4,981,250
State University Board of Regents
  General Obligation Pre-Refunded Bonds
  Series 1989A                                                                 6.00         2011       4,625,000           4,924,237
State University Board of Regents
  General Obligation Bonds Series 1996A                                        5.50         2021       8,000,000           7,862,640
State University Board State University System
  Pre-Refunded Revenue Bonds
  Series 1989A (MBIA Insured)                                                  7.40         2019       2,250,000           2,421,968
Vadnais Heights Multi-family Housing
  Cottages of Vadnais Heights
  Refunding Revenue Bonds
  Series 1995 A.M.T.                                                           7.00         2031       3,200,000           3,179,072
Washington County General Obligation
  Capital Improvement Bonds
  Series 1989A                                                                 7.00        2009-10     4,425,000           4,663,153
Washington County Housing & Redevelopment Authority
  Multi-family Housing Revenue Bonds
  Orleans Homes Series 1987-2 A.M.T.                                           9.00         2017       2,000,000           2,039,560
Washington County Housing & Redevelopment Authority
   Woodbury Multi-family Housing
   Refunding Revenue Bonds Series 1996                                         6.95         2023       2,000,000           1,999,840
Western Minnesota Municipal Power Agency
  Revenue Bonds
  Escrowed to Maturity (AMBAC Insured)                                         6.75         2016       5,935,000           6,465,767
Western Minnesota Municipal Power Agency
  Supply Refunding Revenue Bonds
  Series 1987A                                                                 5.50         2015       6,250,000           6,200,687
Western Minnesota Municipal Power Agency
  Supply Refunding Revenue Bonds
  Series 1987A                                                                 6.875        2007       2,500,000           2,550,000
Western Minnesota Municipal Power Agency
  Supply Refunding Revenue Bonds
  Series 1987A                                                                 7.00         2013       7,300,000           7,446,000
Western Minnesota Municipal Power Agency
  Supply Refunding Revenue Bonds
  Series A (Secondary MBIA Insured)                                            5.50         2015       5,000,000           4,893,850
White Bear Lake Independent School District #624
   Unlimited Tax General Obligation School Building Bonds
   Series 1996A                                                                5.75         2017       2,140,000           2,165,530
White Bear Lake Industrial Development
  Revenue Bonds
  Taylor Series 1988A A.M.T.                                                   8.75         2008       2,250,000           2,422,012

------------------------------------------------------------------------------------------------------------------------------------
Total investment in securities
(Cost: $381,356,749) (i)                                                                                                $405,409,640
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Notes to investments in securities
________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:
                                                        (Unaudited)
    Rating                              12-31-96                        06-30-96
    ----------------------------------------------------------------------------
    AAA                                      45%                             48%
    AA                                       19                              18
    A                                        15                              15
    BBB                                       8                               7
    BB and below                             12                              10
    Non-rated                                 1                               2
    ----------------------------------------------------------------------------
    Total                                   100%                            100%
    ----------------------------------------------------------------------------

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:
    AMBAC        -- American Municipal Bond Association Corporation
    CGIC         -- Capital Guaranty Insurance Company
    FGIC         -- Financial Guarantee Insurance Corporation
    FHA          -- Federal Housing Authority
    FSA          -- Financial Security Assurance
    MBIA         -- Municipal Bond Investors Assurance
(d) The following abbreviation is used in portfolio descriptions:
    A.M.T.       -- Alternative Minimum Tax -- As of Dec. 31, 1996, the value of securities subject to alternative minimum tax represented 15.2% of net assets
(e) Presently non-income producing. Item identified is in default as to payment of interest and/or principal.
(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 1996. Inverse floaters in the aggregate represent 4.3% of the Fund's net assets as of Dec. 31, 1996.
(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition. (h) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):
    Type of security                                            Notional amount
    Purchase contracts
    ----------------------------------------------------------------------------
    Municipal Bonds Index March 1997                                 $5,100,000
    ----------------------------------------------------------------------------

(i) At Dec. 31, 1996, the cost of securities for federal income tax purposes was approximately $380,447,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                         $25,535,000
    Unrealized depreciation                                            (572,000)
    ----------------------------------------------------------------------------
    Net unrealized appreciation                                     $24,963,000
    ----------------------------------------------------------------------------




Investments in securities

IDS New York Tax-Exempt Fund                                                                         (Percentages represent value of
Dec. 31, 1996 (Unaudited)                                                                        investments compared to net assets)
------------------------------------------------------------------------------------------------------------------------------------

Municipal bonds (97.6%)
------------------------------------------------------------------------------------------------------------------------------------

Name of issuer                                                                  Coupon  Maturity       Principal            Value(a)
and title of issue (b,c,d)                                                        rate      year          amount
------------------------------------------------------------------------------------------------------------------------------------
Battery Park City Authority
  Senior Refunding Revenue Bonds Series 1993A                                     5.25 %    2017      $4,000,000          $3,712,800
Broome County Certificates of Partication
  Public Safety Facility Series 1994 (MBIA Insured)                               5.25      2022       2,650,000           2,494,524
Buffalo Municipal Water Agency Authority Water System
  Revenue Bonds Series 1995 (FGIC Insured)                                        5.00      2025       1,000,000             912,410
Erie County Unlimited Tax General Obligation Bonds
   Series B (FGIC Insured)                                                        5.50      2025         700,000             687,148
Erie County Water Authority Fourth Resolution Water
  Refunding Revenue Bonds Zero Coupon
  Series 1992 (AMBAC Insured)                                                     7.30      2017       1,215,000 (e)         271,929
Erie County Water Authority Water Works System
  Revenue Bonds Escrowed to Maturity
  Series 1990A (AMBAC Insured)                                                    6.00      2008       1,765,000           1,878,507
Fallsburg Sullivan County Unlimited Tax General
  Obligation Improvement Pre-Refunded Bonds
  Series 1991                                                                     7.05     2011-14     1,300,000           1,455,324
Great Neck North Water Authority Water System
  Pre-Refunded Revenue Bonds Series 1989A                                         6.00      2020       1,415,000           1,482,439
Metropolitan Transportation Authority Commuter Facilities
  1987 Service Contract Refunding Bonds Series 5                                  6.50      2016       1,775,000           1,844,402
Monroe County Utility General Obligation
  Pre-Refunded Bonds Water Improvement System                                     7.10     2008-09     1,000,000           1,076,220
Municipal Assistance New York City Series 59                                      7.75      2006         660,000             685,172
Municipal Assistance New York City Series 62                                      6.75      2006       2,200,000           2,270,466
Municipal Assistance Troy New York
  General Revenue Bonds Series 1996A (MBIA Insured)                               5.00      2022       1,250,000           1,155,962
New York & New Jersey Port Authority Special Obligation
  Revenue Bonds KIAC Partners Project Series 4 A.M.T.                             6.75      2019       1,500,000           1,534,245
New York City General Obligation Bonds Series 1995B                               7.00      2016       1,500,000           1,614,390
New York City General Obligation Bonds Series J                                   5.875     2019       1,000,000             969,260
New York City Municipal Water Finance Authority
  Water & Sewer System Revenue Bonds
   Series B Inverse Floater (MBIA Insured)                                        6.57      2009       2,000,000 (f)       1,922,500
New York City Municipal Water Finance Authority
  Water & Sewer System Revenue Bonds
  Series B (MBIA Insured)                                                         5.75      2026         500,000             503,105
New York City Unlimited Tax General Obligation Bonds
  Series 1996G                                                                    5.75      2017       1,500,000           1,437,915
New York City Water Finance Authority
  Water & Sewer System Pre-Refunded Revenue Bonds
  Series A (FGIC Insured)                                                         6.75      2014       1,185,000           1,273,567
New York City Water Finance Authority
  Water & Sewer System Revenue Bonds
  Series A (FGIC Insured)                                                         6.75      2014         565,000             607,228
New York City Water Finance Authority
  Water & Sewer System Revenue Pre-Refunded Bonds
  Series 1988A                                                                    7.00      2018       1,000,000           1,030,550
State Dormitory Authority City University System
  Consolidated 3rd Resolution Revenue Bonds
  Series 1994-2 (MBIA Insured)                                                    6.25      2019       1,500,000           1,580,610
State Dormitory Authority City University System
  Pre-Refunded Revenue Bonds                                                      8.125     2017       3,400,000 (h)       3,545,112
State Dormitory Authority City University System
  Revenue Bonds Series 1993A                                                      5.75      2013       3,000,000           2,993,670
State Dormitory Authority Revenue Bonds
  The Devereux Foundation Series 1995 (MBIA Insured)                              5.00      2015       1,000,000             939,100
State Dormitory Authority Revenue Bonds
   NYACK Hospital Series 1996                                                     6.25      2013       1,000,000           1,018,060
State Dormitory Authority State University Education Facility
  Cooper Union Insured College Revenue Bonds
  Series 1996 (AMBAC Insured)                                                     5.375     2020         860,000             832,704
State Dormitory Authority State University Education Facility
  Pre-Refunded Revenue Bonds Series 1990A                                         7.70      2012       1,750,000           1,967,472
State Dormitory Authority State University Education Facility
  Refunding Revenue Bonds Series 1990B                                            7.50      2011       1,900,000           2,228,187
State Dormitory Authority State University Education Facility
  Revenue Bonds (Secondary AMBAC Insured)                                         5.25      2015       1,000,000             980,310
State Dormitory Authority State University Education Facility
  Revenue Bonds (Secondary AMBAC Insured)                                         5.50      2019       2,000,000           2,012,700
State Energy Research & Development Authority
  Electric Facility Revenue Bonds
  Consolidated Edison Series 1986A A.M.T.                                         7.50      2021       1,750,000           1,788,693
State Energy Research & Development Authority
  Electric Facility Revenue Bonds
  Consolidated Edison Series 1989A A.M.T.                                         7.75      2024       1,000,000           1,043,780
State Energy Research & Development Authority
  Electric Facility Revenue Bonds Consolidated Edison
   Series 1990A A.M.T.                                                            7.50      2025       5,000,000 (h)       5,343,050
State Energy Research & Development
  Authority Gas Facility
  Revenue Bonds Brooklyn Union Gas Series I                                       7.125     2020       2,000,000           2,043,080
State Energy Research & Development Authority Gas Facility
  Revenue Bonds Brooklyn Union Gas Series II                                      7.00      2020       1,500,000           1,532,220
State Energy Research & Development
  Authority Pollution Control Refunding
  Revenue Bonds Rochester Gas & Electric
  (MBIA Insured) A.M.T.                                                           6.50      2032       2,500,000           2,668,950
State Energy Research & Development Authority
  Solid Waste Development Revenue Bonds
  State Gas & Electric Company
  Series A (MBIA Insured) A.M.T.                                                  5.70      2028       3,000,000           2,918,220
State Environmental Facility State Water & Pollution Control
  Revolving Fund Revenue Bonds New York City
  Municipal Water Finance Authority Series 1990A                                  7.50      2012       3,000,000           3,305,430
State Local Government Assistance Bonds Series C                                  5.50      2022       1,500,000           1,438,665
State Local Government Assistance Pre-Refunded Bonds
  Series 1991A                                                                    7.00      2016       4,000,000           4,470,240
State Medical Care Facility Finance Agency
  Hospital & Nursing Home Mortgage Revenue Bonds
  Montefiore Hospital
  Series 1989A (FHA Insured)                                                      7.25      2024       1,400,000           1,514,030
State Medical Care Facility Finance Agency Mental Health
  Services Facility Improving Refunding Revenue Bonds
  Series 1993F (Secondary FSA Insured)                                            5.375     2014       1,000,000             970,010
State Medical Care Facility Finance Agency Mental Health
  Services Facility Improving Refunding Revenue Bonds
  Series 1994A (Secondary FSA Insured)                                            5.25      2023       1,500,000           1,408,005
State Medical Care Facility Finance Agency Pre-Refunded Bonds
  Presbyterian Hospital Series 1985B                                              8.00      2025       1,320,000           1,382,172
State Medical Care Facility Finance Agency Revenue Bonds
  Buffalo General Hospital Series 1988C (FHA Insured)                             7.60      2008       1,500,000           1,615,245
State Medical Care Facility Finance Agency Revenue Bonds
  Buffalo General Hospital Series 1988C (FHA Insured)                             7.70      2022       1,950,000           2,102,861
State Medical Care Facility Finance Agency Secured Hospital
  Revenue Bonds Series 1987A                                                      7.10      2027         550,000             561,858
State Mortgage Agency Homeowner Mortgage Revenue Bonds
  Series TT                                                                       7.50      2015       4,000,000           4,266,760
State Mortgage Agency Homeowner Mortgage Revenue Bonds
  Series 27                                                                       6.90      2015       3,000,000           3,181,770
State Mortgage Agency Revenue Bonds
  Series 9 A.M.T.                                                                 7.30      2017         970,000             990,719
State Thruway Authority Local Highway & Bridge Service
  Contract Bonds Series 1991                                                      6.00      2011       2,500,000           2,507,025
State Urban Development Correction Facility
  Pre-Refunded Revenue Bonds Series 1 (FSA Insured)                               7.50      2020       4,500,000           4,991,265
State Urban Development Correctional Capital Facilities
  Refunding Revenue Bonds Series 1993A                                            5.25      2021       2,500,000           2,242,675
State Urban Development Correctional Capital Facilities
  Revenue Bonds Series 5 (MBIA Insured)                                           5.50      2025         750,000             736,343
State Urban Development Revenue Bonds
  Higher Education Applied Technology Grants
  Series 1995 (MBIA Insured)                                                      5.75      2015       1,000,000           1,011,480
Triborough Bridge & Tunnel Authority
  General Purpose Pre-Refunded Revenue Bonds Series S                             7.00      2021       3,000,000           3,324,540
Triborough Bridge & Tunnel Authority
  Special Obligation Refunding Bonds
  Series 1991B (FGIC Insured)                                                     6.875     2015       2,000,000           2,187,860
United Nations Development Senior Lien
  Refunding Revenue Bonds Series 1992A                                            6.00      2026       4,500,000           4,535,730
Utica Industrial Development Agency
   Civic Facility Revenue Bonds
   Series 1996A (MBIA Insured)                                                    5.50      2016         750,000             732,443
------------------------------------------------------------------------------------------------------------------------------------
Total municipal bonds
(Cost: $107,657,131)                                                                                                    $115,733,107
____________________________________________________________________________________________________________________________________




Short-term securities
(0.6%)
--------------------------------------------------------------------------------
Issuer (d,g)                             Effective        Amount      Value (a)
                                             yield    payable at
                                                        maturity
--------------------------------------------------------------------------------
Municipal notes
New York City Municipal Water Authority
  Water & Sewer System Revenue Bonds
  06-15-22                                   5.00%       200,000    $    200,000
New York City Municipal Water Authority
  Water & Sewer System Revenue Bonds Series A
  06-15-25                                   4.70        500,000         500,000
--------------------------------------------------------------------------------
Total short-term securities
(Cost: $700,000)                                                    $    700,000
--------------------------------------------------------------------------------
Total investments in securities
(Cost: $108,357,131)(i)                                             $116,433,107
--------------------------------------------------------------------------------

Notes to investments in securities
--------------------------------------------------------------------------------
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                                      (Unaudited)
    Rating                               12-31-96                       06-30-96
    ----------------------------------------------------------------------------
    AAA                                        51%                           52%
    AA                                         17                            18
    A                                          16                            15
    BBB                                        15                            14
    BB and below                                1                             1
    Non-rated                                  --                            --
    ----------------------------------------------------------------------------
    Total                                     100%                          100%
    ----------------------------------------------------------------------------

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:
    AMBAC      -- American Municipal Bond Association Corporation
    FGIC       -- Financial Guarantee Insurance Corporation
    FHA        -- Federal Housing Authority
    FSA        -- Financial Security Assurance
    MBIA       -- Municipal Bond Investors Assurance
(d) The following abbreviation are used in portfolio descriptions:
    A.M.T.     -- Alternative Minimum Tax -- As of Dec. 31, 1996, the value of securities subject to alternative minimum tax represented 13.7% of net assets.
    V.R.       -- Variable Rate
(e) For zero coupon bonds, the interest rate disclosed represents the annualized yield on the date of acquisition.
(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 1996. Inverse floaters in the aggregate represent 1.6% of the Fund's net assets as of Dec. 31, 1996.
(g) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parenthesis, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1996.
(h) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

    Type of security                                           Notional amount
    --------------------------------------------------------------------------
    Purchase contracts

    Municipal Bonds Index  March 1997                               $6,300,000
    --------------------------------------------------------------------------

(i) At Dec. 31, 1996, the cost of securities for federal income tax purposes was approximately $108,291,000 and the approximate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                          $8,425,000
    Unrealized depreciation                                            (283,000)
    ___________________________________________________________________________
    Net unrealized appreciation                                      $8,142,000
    ---------------------------------------------------------------------------



Investments in securities

IDS Ohio Tax-Exempt Fund
Dec. 31, 1996 (Unaudited)                                                                       (Percentages represent value of
                                                                                                 investments compared to net assets)
------------------------------------------------------------------------------------------------------------------------------------

Municipal bonds (98.3%)
------------------------------------------------------------------------------------------------------------------------------------
Name of issuer and                                                              Coupon   Maturity      Principal           Value(a)
title of issue (b,c,d)                                                            rate       year         amount
------------------------------------------------------------------------------------------------------------------------------------
Barberton Limited Tax Various Purpose General Obligation Bonds
  Series 1989-1                                                                   7.35%     2009     $   700,000         $   762,195
Bellefontaine Hospital Facility
  Refunding Revenue Bonds
  Mary Rutan Health Association of Logan County
  Series 1993                                                                     6.00      2013       1,000,000             970,710
Buckeye Valley Local School District School
  Improvement Unlimited Tax
  General Obligation Bonds Series 1995A (MBIA Insured)                            5.25      2020       1,000,000             957,940
Butler County Hospital Facility Improvement
  Refunding Revenue Bonds                                                         7.50      2010       1,750,000           1,874,442
Carroll Water & Sewer District
  Water System Improvement Unlimited Tax
  General Obligation Bonds                                                        6.25      2010         955,000             913,935
Clermont County Hospital Facility Revenue Bonds
  Mercy Health System Province of Cincinnati
  Series 1989A (AMBAC Insured)                                                    7.50      2019         750,000             830,396
Cleveland Airport Systems Revenue Bonds
  Series 1990A (MBIA Insured) A.M.T.                                              7.40      2020         500,000             545,920
Cleveland General Obligation Pre-Refunded Bonds                                   7.375     2003         125,000             130,785
Cleveland Public Power System 1st Mortgage
  Pre-Refunded Revenue Bonds                                                      8.375     2017         100,000             104,735
Cleveland Waterworks Improvement 1st Mortgage
  Refunding Revenue Bonds
  Series F 1992B (AMBAC Insured)                                                  6.25      2016       1,000,000 (f)       1,058,550
Cleveland Waterworks Improvement 1st Mortgage
  Revenue Bonds Series 1987E                                                      6.00      2017         200,000             199,978
Cleveland Waterworks Improvement 1st Mortgage
  Pre-Refunded Revenue Bonds Series 1987E                                         7.875     2016         650,000             663,000
Coshocton County Solid Waste Disposal
  Refunding Revenue Bonds
  Stone Container Series 1992                                                     7.875     2013       1,000,000           1,071,900
Cuyahoga County Health Care Facilities
  Refunding Revenue Bonds
  Judson Retirement Community Series 1996A                                        7.25      2018       1,000,000           1,005,880
Cuyahoga County Hospital Improvement Revenue Bonds
  Cleveland Clinic Foundation                                                     7.00      2013         500,000             508,330
Cuyahoga County Hospital Improvement
  Pre-Refunded Revenue Bonds
  Cleveland Clinic Foundation Series 1987A                                        7.875     2010         275,000             290,845
Cuyahoga County Hospital Improvement Revenue Bonds
  Mount Sinai Medical Center Series 1991 (AMBAC Insured)                          6.625     2021         600,000             666,660
Cuyahoga County Hospital Improvement Revenue Bonds
  University Hospitals Health System
  Series 1992 (AMBAC Insured)                                                     6.50      2011         500,000             540,360
Cuyahoga County Hospital Refunding Revenue Bonds
  Cleveland Clinic Foundation Series 1992                                         5.50      2011       1,500,000           1,514,205
Cuyahoga County Hospital Refunding Revenue Bonds
  Mount Sinai Medical Center Series 1987A                                         8.125     2014         400,000             423,196
Cuyahoga County Hospital Revenue Bonds
  Meridia Health Series 1991                                                      7.00      2023       1,000,000           1,079,800


See accompanying notes to investments in securities.




Cuyahoga County Limited Tax General Obligation Bonds                              5.60      2013         500,000             513,375
Cuyahoga Hospital Revenue Bonds Metrohealth System
  Series 1989 (MBIA Insured)                                                      6.00      2019       1,000,000           1,012,380
Delaware County Sewer Improvement Limited Tax
  General Obligation Bonds                                                        5.25      2015       1,000,000             970,780
Dover Limited Tax Improvement General Obligation Bonds
  Municipal Sewer System                                                          7.10      2009       1,000,000           1,082,690
Elyria Limited Tax Improvement General Obligation
  Recreation Facility Bonds                                                       7.10      2009         715,000             774,123
Erie County Hospital Improvement Refunding Revenue Bonds
  Firelands Community Hospital Series 1992                                        6.75      2015       2,000,000 (f)       2,113,920
Franklin County Convention Facilities Authority
  Tax & Lease Revenue Anticipation
  Pre-Refunded Bonds (MBIA Insured)                                               7.00      2019       1,500,000           1,671,615
Highland Heights Limited Tax Improvement
  General Obligation Street Bonds                                                 7.75      2008         400,000             431,016
Hilliard County School District Unlimited Tax
  General Obligation Bonds Series A (FGIC Insured)                                5.00      2020       1,000,000             931,360
Kettering School District Improvement
  General Obligation Bonds (FGIC Insured)                                         5.25      2022       1,000,000             956,330
Lake County Water System Limited Tax Improvement
  General Obligation Pre-Refunded Bonds Series 1987-2                             8.125     2010         700,000             741,650
Lakota Local School District Butler County School
  Unlimited Tax Improvement Bonds                                                 7.00      2012         500,000             539,170
Lakota Local School District Butler County School
  Unlimited Tax Improvement Pre-Refunded Bonds                                    7.90      2011         200,000             214,550
Lakota Local School District Unlimited Tax Improvement
  General Obligation Bonds (AMBAC Insured)                                        6.25      2014       2,000,000           2,134,980
Lima Limited Tax Improvement General Obligation
  Sanitary Sewer System Pre-Refunded Bonds                                        8.25      2012         200,000             212,176
Lorain County Hospital Facilities Refunding Revenue Bonds
  Elyria United Methodist Series C                                                6.875     2022       1,000,000           1,005,100
Lorain County Hospital Facilities Refunding Revenue Bonds
  EMH Regional Medical Center Series 1995 (AMBAC Insured)                         5.375     2021       2,000,000           1,939,860
Lucas County Hospital Refunding Revenue Bonds
  St. Vincent's Medical Center Series B (MBIA Insured)                            5.25      2020       1,000,000             941,910
Marietta Sewer System Improvement Bonds (BIG Insured)                             7.50      2007         200,000             209,570
Marion County Health Care Facilities Improvement
  Refunding Revenue Bonds United Church Homes
  Series 1993                                                                     6.375     2010       1,000,000           1,016,280
Marysville Sewer System 1st Mortgage Revenue Bonds
  Series 1988 (BIG Insured) A.M.T.                                                7.85      2008         400,000             425,884
Marysville Water System Mortgage Revenue Bonds
  Series 1991 (MBIA Insured)                                                      7.05      2021       1,000,000           1,124,040
Medina County Hospital Revenue Bonds Medina County
  Community Hospital Series 1987 (AMBAC Insured)                                  6.875     2016         100,000             104,292
Miami County Hospital Facility Refunding Revenue Bonds
  Upper Valley Medical Center Series 1987A                                        8.375     2013          75,000 (f)          77,452
Montgomery County Health Facilities Revenue Bonds
  Friendship Village Dayton Series 1990A                                          9.25      2016       1,000,000           1,051,100
Montgomery County Hospital Facility
  Refunding Revenue & Improvement Bonds
  Ketter Medical Center
  Series 1996 (MBIA Insured)                                                      5.50      2026       1,000,000             974,370
Montgomery County Water Revenue Bonds
  Greater Moraine - Beavercreek District (FGIC Insured)                           6.25      2017       1,000,000           1,064,390
North Olmsted County Limited General Obligation Bonds
  Series 1996 (AMBAC Insured)                                                     5.00     2016-21     1,700,000           1,598,792
Parma Hospital Improvement Revenue Bonds







  Parma Community General Hospital
  Series 1989B (MBIA Insured)                                                     7.125     2013         500,000             533,975
Pickerington Local School District Unlimited Tax
  General Obligation Pre-Refunded Bonds (AMBAC Insured)                           7.00      2013       1,000,000           1,114,410
Rural Loraine County Water Authority Water
  Resource Improvement Pre-Refunded Revenue Bonds
  Series 1991 (AMBAC Insured)                                                     7.00      2011       1,000,000           1,116,580
Southwest Licking Local School District School Facilities
  Unlimited Tax General Obligation Bonds (FGIC Insured)                           5.75      2022         500,000             505,180
Southwest Local School District
  Hamilton & Butler Counties School
  Unlimited Tax Improvement Bonds (AMBAC Insured)                                 7.65      2010         500,000             560,300
State Air Quality Development Authority
  Refunding Revenue Bonds
  JMG Funding Limited Partnership
  (AMBAC Insured) A.M.T.                                                          6.375     2029         500,000             532,625
State Air Quality Development Authority Refunding Revenue Bonds
  Series 1994 (AMBAC Insured) A.M.T.                                              6.375     2029       2,000,000           2,130,500
State Air Quality Development Authority Revenue Bonds
  Cleveland Electric Illuminating Series A                                        7.00      2009         340,000             340,085
State Air Quality Development Authority Revenue Bonds
  Columbus & Southern Series A (FGIC Insured)                                     6.375     2020       1,000,000           1,071,250
State Building Authority Local Jail Grant Bonds
  Series 1989A (MBIA Insured)                                                     7.35      2009         500,000             555,185
State Building Authority State Correctional Facility
  Revenue Bonds Series B                                                          7.125     2009          75,000              76,601
State Building Authority State Facility Pre-Refunded Bonds
  Columbus State Office Building Series 1985C                                     7.35      2005       1,000,000           1,109,620
State Higher Educational Facility Pre-Refunded Revenue Bonds
  Oberlin College Series 1989                                                     7.375     2014         500,000             549,425
State Housing Finance Agency Mortgage Revenue Bonds
  Aristocrat South Board & Care
  Series 1991A (FHA Insured) A.M.T.                                               7.30      2031       1,500,000           1,569,915
State Housing Finance Agency Single Family Mortgage
  Revenue Bonds Series 1990A (GNMA Insured) A.M.T.                                7.80      2030         495,000             520,299
State Housing Finance Agency Single Family Mortgage
  Revenue Bonds Series 1990C (GNMA Insured) A.M.T.                                7.85      2021         800,000             847,552
State Municipal Electric Generation Agency Joint Venture #5
  Revenue Bonds (AMBAC Insured)                                                   5.375     2024       2,000,000           1,918,640
State Turnpike Revenue Bonds Series A                                             5.75      2024       1,000,000             997,200
State Turnpike Revenue Bonds Series A (MBIA Insured)                              5.50      2026       1,000,000             982,830
State Valley School District School Improvement Unlimited Tax
  General Obligation Bonds Counties of Adams & Highland
  Series 1995 (MBIA Insured)                                                      5.25      2021       2,000,000           1,914,220
State Water & Air Quality Development Authority
  Cleveland Electric Illumination
  Pollution Control Refunding Revenue Bonds
  Series 1995                                                                     7.70      2025       1,000,000           1,082,920
State Water Development Authority Bonds Toledo Edison
  Series 1994 A.M.T.                                                              8.00      2023       1,000,000           1,090,770
State Water Development Authority Pollution Control
  Revenue Bonds Phillip Morris                                                    7.25      2008         150,000             157,390
State Water Development Authority Water Development
  Pre-Refunded Bonds Pure Water Series 1987I                                      7.75     2006-14       200,000             207,414
State Water Development Authority Water Development
  Pre-Refunded Bonds Pure Water Series 1988I                                      7.00      2014         500,000             521,935
State Water Development Authority Water Development
  Refunding Revenue Bonds Pure Water (AMBAC Insured)                              5.50      2018         750,000             734,078
State Water Development Solid Waste Disposal






  Northstar BHP Steel LLC-Cargill Series 1995
  Revenue Bonds A.M.T.                                                            6.30      2020         500,000 (f)         523,480
Summit County Industrial Development Revenue Bonds
  Century Products                                                                7.75      2005         100,000             103,702
Summit County Limited Tax General Obligation
  Pre-Refunded Bonds
  Human Services Facility (AMBAC Insured)                                         8.00      2007          95,000             100,576
Sycamore Board of Education Community School District
  Hamilton County School Improvement Bonds                                        6.50      2009         500,000             519,135
University of Cincinnati Certificates of Participation
  Student Recreation Center Series 1996 (MBIA Insured)                            5.125     2024       1,000,000             943,130
University General Receipts Refunding Revenue Bonds
  Student Recreation Center (FGIC Insured)                                        5.00      2013       1,000,000             949,570
University of Cincinnati General Receipt
  Pre-Refunded Bonds Series I-1                                                   7.10      2010         750,000             814,650
University of Toledo General Receipt
  Pre-Refunded Bonds Series 1990 (MBIA Insured)                                   7.125     2020         500,000             553,570
Warren County Various Purpose Limited Tax
  General Obligation Bonds Series 1992                                            6.10      2012         500,000             538,700
Whitehall City School District Franklin County Unlimited Tax
  Improvement General Obligation Pre-Refunded
  School Building Construction                                                    7.25      2013         500,000             550,435
------------------------------------------------------------------------------------------------------------------------------------
Total municipal bonds
(Cost: $65,491,862)                                                                                                      $70,284,764
------------------------------------------------------------------------------------------------------------------------------------



Short-term security (0.4%)
--------------------------------------------------------------------------------
Issuer (d,e)                          Effective        Amount           Value(a)
                                          yield    payable at
                                                     maturity
--------------------------------------------------------------------------------
Municipal note
State Air Quality Development Authority Revenue Bonds
  Cincinnati Gas & Electric
  Series A.V.R.
  12-01-15                                4.70%      $300,000        $   300,000
--------------------------------------------------------------------------------
Total short-term security
(Cost: $300,000)                                                     $   300,000
--------------------------------------------------------------------------------
Total investments in securities
(Cost: $65,791,862)(g)                                               $70,584,764
--------------------------------------------------------------------------------

Notes to investments in securities
--------------------------------------------------------------------------------
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

Rating                                12-31-96                          06-30-96
--------------------------------------------------------------------------------
AAA                                        65%                               68%
AA                                          9                                10
A                                           9                                 9
BBB                                         9                                 7
BB and below                                8                                 6
Non-rated                                  --                                --
--------------------------------------------------------------------------------
Total                                     100%                              100%
--------------------------------------------------------------------------------

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:
    AMBAC    --  American Municipal Bond Association Corporation
    BIG      --  Bond Investors Guarantee
    FGIC     --  Financial Guarantee Insurance Corporation
    FHA      --  Federal Housing Authority
    GNMA     --  Government National Mortgage Association
    MBIA     --  Municipal Bond Investors Assurance

(d) The following abbreviation is used in portfolio descriptions:
    A.M.T.   --  Alternative Minimum Tax -- As of Dec. 31, 1996, the value of securities subject to alternative minimum tax represented 11.4%
                 of net assets.
    V.R.     --  Variable Rate

(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parenthesis after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1996.

(f) Partially or fully pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

    Type of security                                            Notional amount
    ---------------------------------------------------------------------------
    Purchase contracts

    Municipal Bonds Index March 1997                                   $900,000
    ---------------------------------------------------------------------------


(g) At Dec. 31, 1996, the cost of securities for federal income tax purposes was approximately $65,729,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                          $4,897,000
    Unrealized depreciation                                             (41,000)
    ----------------------------------------------------------------------------
    Net unrealized appreciation                                     $ 4,856,000
    ----------------------------------------------------------------------------

Board members and officers

Board members and officers of the Fund
-----------------------------------------------------------------
President and interested board member

William R. Pearce
President and director, Board Services Corporation (provides administrative services to boards including the boards of the IDS and IDS Life funds and Master Trust Portfolios).
-----------------------------------------------------------------
Independent board members

H. Brewster Atwater Jr.
Former chairman and chief executive officer, General Mills, Inc.

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for
Public Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Melvin R. Laird
Senior counsellor for national and international affairs, The Readers's Digest Association, Inc.

Alan K Simpson
Former United States senator for Wyoming

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.
-----------------------------------------------------------------
Interested board members who are officers and/or employees of AEFC

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.
-----------------------------------------------------------------
Officers who also are officers and/or employees of AEFC


Peter J. Anderson
Senior vice president, AEFC. Vice president - Investments for the Fund.

Melinda S. Urion
Senior vice president and chief financial officer, AEFC. Treasurer for the Fund.
-------------------------------------------------------------------
Other officer

Leslie L. Ogg
Vice president, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Refer to the SAI for the board members' and officers' biographies.


IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

 (icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement.
Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.


(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

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IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

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IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

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IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

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IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

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IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

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IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

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Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

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IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

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IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

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IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

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Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

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 IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

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IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

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IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

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IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

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Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

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IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

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Quick telephone reference

American Express Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements



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National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

American Express Shareholder Service

Fund performance, objectives and account inquiries

612-671-3733

TTY Service

For the hearing impaired

800-846-4852

American Express Infoline

Automated account information (TouchTone(R) phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota:
800-272-4445

Mpls./St. Paul area:
671-1630


AMERICAN EXPRESS FINANCIAL ADVISORS

IDS State Tax-Exempt Funds
IDS Tower 10
Minneapolis, MN 55440-0010



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